      As filed with the Securities and Exchange Commission on March 3, 1999

                                                              File No. 333-47363
                                                              File No. 811-08681
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]


                        Post-Effective Amendment No. 1              [X]

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                                 Amendment No. 1

                        LSW VARIABLE ANNUITY ACCOUNT I
                          (Exact Name of Registrant)

                    LIFE INSURANCE COMPANY OF THE SOUTHWEST
                              (Name of Depositor)

                           1300 West Mockingbird Lane
                            Dallas, Texas 75247-4921
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (800) 228-4579

                            D. Russell Morgan, Esq.
                        National Life Insurance Company
                              National Life Drive
                           Montpelier, Vermont 05604


               (Name and Address of Agent for Service of Process)

                                    Copy to:

                            Stephen E. Roth, Esquire
                        Sutherland, Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D.C. 20004-2404




        It is proposed that this filing will become effective:
           immediately upon filing pursuant to paragraph (b) of Rule 485
------

           on May 1, 1988 pursuant to paragraph (b) of Rule 485
------

  X        60 days after filing pursuant to paragraph (a) of Rule 485
------

           on May 1, 1999 pursuant to paragraph (a) of Rule 485
------

                                ---------------

                     LIFE INSURANCE COMPANY OF THE SOUTHWEST
                         LSW VARIABLE ANNUITY ACCOUNT I

                                   HOME 0FFICE
                           1300 WEST MOCKINGBIRD LANE
                            DALLAS, TEXAS 75427-4921
                                 1-800-228-4579

                           RetireMax Variable Annuity

The RetireMax Variable Annuity policies described in this prospectus are individual flexible premium deferred variable annuity policies supported by the LSW Variable Annuity Account I, a separate account of Life Insurance Company of the Southwest ("LSW", "we", "our" or "us"). We allocate net Premium Payments to either the Fixed Account or to the Variable Account. The Variable Account is divided into 17 Subaccounts. Each Subaccount invests in shares of one of the underlying fund options (each a "Fund") described below:

FUNDS                                                               INVESTMENT ADVISOR
-----                                                               ------------------
ALGER AMERICAN FUND
    Alger American Small Capitalization Portfolio               Fred Alger Management, Inc.
    Alger American Growth Portfolio                             Fred Alger Management, Inc.
VARIABLE INSURANCE PRODUCTS FUND
    Equity-Income Portfolio                                     Fidelity Investments
    Growth Portfolio                                            Fidelity Investments
    High Income Portfolio                                       Fidelity Investments
    Overseas Portfolio                                          Fidelity Investments
VARIABLE INSURANCE PRODUCTS FUND II
    Index 500 Portfolio                                         Fidelity Investments
    Contrafund Portfolio                                        Fidelity Investments
THE MARKET STREET FUND
    Growth Portfolio                                            Sentinel Advisors Company
    Sentinel Growth Portfolio                                   Sentinel Advisors Company
    Aggressive Growth Portfolio                                 Sentinel Advisors Company
    Bond Portfolio                                              Sentinel Advisors Company
    Managed Portfolio                                           Sentinel Advisors Company
    Money Market Portfolio                                      Sentinel Advisors Company
    International Portfolio                                     Boston Company Asset Management Inc.

STRONG VARIABLE INSURANCE FUNDS, INC.
    Strong Growth Fund II                                       Strong Capital Management, Inc.
STRONG SPECIAL FUND II, INC.                                    Strong Capital Management, Inc.

       This Prospectus provides you with the basic information you should know before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 1999 containing further information about the Policies and the Variable Account is filed with the Securities and Exchange Commission. You can obtain a copy without charge from Life Insurance Company of the Southwest by calling 1-800-228-4579, or writing to LSW at the address shown above.

       You may also obtain prospectuses for each of the Fund options identified above without charge by calling or writing to the above telephone number or address.

       Investments in these Policies are not deposits or obligations of, and are not guaranteed or endorsed by, the adviser of any of the underlying Funds identified above, the U.S. government, or any bank or bank affiliate. Investments are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency.

       It may not be a good decision to purchase a Policy as a replacement for another type of variable annuity if you already own another flexible premium deferred variable annuity.

       The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

       The Statement of Additional Information, dated May 3, 1999, is incorporated into this Prospectus by reference. The Table of Contents for the
Statement of Additional Information appears on page    of the Prospectus.

                   The date of this Prospectus is May 3, 1999.

                                TABLE OF CONTENTS

GLOSSARY
SUMMARY
SUMMARY OF POLICY EXPENSES......................................................
UNDERLYING FUND ANNUAL EXPENSES.................................................
ACCUMULATION UNIT VALUES........................................................
LIFE INSURANCE COMPANY OF THE SOUTHWEST, THE VARIABLE
ACCOUNT, AND THE FUNDS..........................................................
            Life Insurance Company of the Southwest.............................
            The Variable Account................................................
            The Funds...........................................................
DETAILED DESCRIPTION OF POLICY PROVISIONS.......................................
            Issuance of the Policy..............................................
            Premium Payments....................................................
                           The Initial Premium Payment..........................
                           Subsequent Premium Payments..........................
                           Allocation of Net Premium Payments...................
            Transfers...........................................................
            Value of a Variable Account Accumulation Unit.......................
                           Net Investment Factor................................
            Determining the Accumulation Value..................................
            Annuitization.......................................................
                           Maturity Date........................................
                           Election of Payment Options..........................
                           Frequency and Amount of Annuity Payments.............
            Annuitization - Variable Account....................................
                           Value of an Annuity Unit.............................
                           Assumed Investment Rate..............................
            Annuitization - Fixed Account.......................................
            Annuity Payment Options.............................................
            Death of Owner......................................................
            Death of Annuitant Prior to the Annuitization Date..................
            Generation-Skipping Transfers.......................................
            Ownership Provisions................................................
CHARGES AND DEDUCTIONS..........................................................
            Deductions from the Variable Account................................
            Contingent Deferred Sales Charge....................................
            Administration Charge...............................................
            Annual Policy Fee...................................................
            Transfer Charge.....................................................
            Premium Taxes.......................................................
            Charge for Optional Enhanced Death Benefit Rider....................
            Other Charges.......................................................
POLICY RIGHTS...................................................................
            Free Look...........................................................
            Loan Privilege - Qualified Policies and Certain Tax Sheltered
              Annuities.........................................................
            Surrender and Withdrawal............................................
            Payments............................................................
            Surrenders and Withdrawals Under a Tax Sheltered Annuity Policy.....
            Telephone Transaction Privilege.....................................
            Available Automated Fund Management Features........................
                           Dollar Cost Averaging................................
                           Portfolio Rebalancing................................
                           Systematic Withdrawals...............................
            Policy Rights Under Certain Plans...................................

THE FIXED ACCOUNT...............................................................
               Minimum Guaranteed and Current Interest Rates....................
OPTIONAL ENHANCED DEATH BENEFIT RIDER...........................................
FEDERAL INCOME TAX CONSIDERATIONS...............................................
               Taxation of Non-Qualified Policies...............................
               Taxation of Qualified Policies...................................
               Possible Tax Law Changes.........................................
               Charge for Tax Provisions........................................
GENDER NEUTRALITY...............................................................
VOTING RIGHTS...................................................................
CHANGES TO VARIABLE ACCOUNT.....................................................
ADVERTISING.....................................................................
DISTRIBUTION OF THE POLICIES....................................................
STATEMENTS AND REPORTS..........................................................
OWNER INQUIRIES.................................................................
LEGAL PROCEEDINGS...............................................................
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION........................

                                    GLOSSARY

ACCUMULATION UNIT- An accounting unit of measure used to calculate the Variable Account Accumulation Value prior to the Annuitization Date.

ACCUMULATION VALUE- The sum of the value of all Variable Account Accumulation Units attributable to the Policy, plus any amount held under the Policy in the Fixed Account, minus any outstanding loans on the Policy and accrued interest on such loans.

ANNUITANT- A person named in the Policy who is expected to become, at Annuitization, the person upon whose continuation of life any annuity payments involving life contingencies depends. Unless the Owner is a different individual who is age 85 or younger, this person must be age 85 or younger at the time of Policy issuance unless LSW has approved a request for an Annuitant of greater age. The Owner may change the Annuitant prior to the Annuitization Date, as set forth in the Policy.

ANNUITIZATION- The period during which annuity payments are actually received.

ANNUITIZATION DATE- The date on which annuity payments actually commence.

ANNUITY PAYMENT OPTION- The chosen form of annuity payments. Several options are available under the Policy.

ANNUITY UNIT- An accounting unit of measure used to calculate the value of Variable Annuity payments.

BENEFICIARY- The Beneficiary is the person designated to receive certain benefits under the Policy upon the death of the Owner or Annuitant prior to the Annuitization Date. The Beneficiary can be changed by the Owner as set forth in the Policy.

CASH SURRENDER VALUE- An amount equal to Accumulation Value, minus any applicable Contingent Deferred Sales Charge, minus any applicable premium tax charge.

CHOSEN HUMAN BEING- An individual named at the time of Annuitization upon whose continuation of life any annuity payments involving life contingencies depends.

CODE- The Internal Revenue Code of 1986, as amended.

COLLATERAL FIXED ACCOUNT- The portion of the Fixed Account which holds value which secures a loan on the Policy.

DATE OF ISSUE- The date shown as the Date of Issue on the Data Page of the Policy.

DEATH BENEFIT- The benefit payable to the Beneficiary upon the death of the Owner or the Annuitant.

DISTRIBUTION- Any payment of part or all of the Accumulation Value.

FIXED ACCOUNT- The Fixed Account is made up of all assets of LSW other than those in the Variable Account or any other segregated asset account of LSW.

FIXED ANNUITY- An annuity providing for payments which are guaranteed by LSW as to dollar amount during Annuitization.

FUND- A registered management investment company in which the assets of a Subaccount of the Variable Account will be invested.

HOME OFFICE- The main office of LSW located at 1300 West Mockingbird Lane, Dallas, Texas.

INDIVIDUAL RETIREMENT ANNUITY (IRA)- An annuity which qualifies for favorable tax treatment under Section 408 of the Code. The Policies will not be issued to Education IRA's.

INVESTMENT COMPANY ACT - The Investment Company Act of 1940, as amended from time to time.

JOINT OWNERS- Two or more persons who own the Policy as tenants in common or as joint tenants. If joint owners are named, references to "Owner" in this prospectus will apply to both of the Joint Owners.

MATURITY DATE- The date on which annuity payments are scheduled to commence. The Maturity Date is shown on the Data Page of the Policy, and is subject to change by the Owner, within any applicable legal limits, subject to LSW's approval.

MONTHLY POLICY DATE- The day in each calendar month which is the same day of the month as the Date of Issue, or the last day of any month having no such date, except that whenever the Monthly Policy Date would otherwise fall on a date other than a Valuation Day, the Monthly Policy Date will be deemed to be the next Valuation Day.

NON-QUALIFIED POLICY- A Policy which does not qualify for favorable tax treatment under the provisions of Sections 401 or 403(a) (Qualified Plans), 408
(IRAs) or 403(b) (Tax-Sheltered Annuities) of the Code.

OWNER ("YOU") - The Owner is the person who possesses all rights under the Policy, including the right to designate and change any designations of the Owner, Annuitant, Beneficiary, Annuity Payment Option, and the Maturity Date, when permitted under the terms of the Policy and the Code.

PAYEE- The person who is designated at the time of Annuitization to receive the proceeds of the Policy upon Annuitization.

POLICY- The RetireMax individual flexible premium variable annuity policy described in this prospectus.

POLICY ANNIVERSARY- An anniversary of the Date of Issue of the Policy.

POLICY YEAR- Each year the Policy remains in force commencing with the Date of Issue.

PREMIUM PAYMENT- A deposit of new value into the Policy. The term "Premium Payment" does not include transfers between the Variable Account and Fixed Account, or among the Subaccounts.

NET PREMIUM PAYMENTS- The total of all Premium Payments made under the Policy, less any premium tax deducted from premiums.

QUALIFIED POLICY - A Policy which qualifies for favorable tax treatment under the provisions of Sections 401 or 403(a) (Qualified Plans), 408 (IRAs), 408A (Roth IRAs) 403(b) (Tax-Sheltered Annuities) or 457 of the Code.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Code.

SUBACCOUNTS- Separate and distinct divisions of the Variable Account that purchase shares of underlying Funds. Separate Accumulation Units and Annuity Units are maintained for each Subaccount.

TAX SHELTERED ANNUITY- An annuity which qualifies for favorable tax treatment under Section 403(b) of the Code.

VALUATION DAY- Each day the New York Stock Exchange is open for business other than the day after Thanksgiving and any day on which trading is restricted. Unless otherwise indicated, when an event occurs or a transaction is to be effected on a day that is not a Valuation Day, it will be effected on the next Valuation Day.

VALUATION PERIOD- The time between two successive Valuation Days.

VARIABLE ACCOUNT- The LSW Variable Annuity Account I, a separate investment account of LSW into which Net Premium Payments under the Policies are allocated. The Variable Account is divided into Subaccounts, each of which invests in the shares of a separate underlying Fund.

VARIABLE ANNUITY- An annuity the accumulated value of which varies with the investment experience of a separate account.

WITHDRAWAL- A payment made at the request of the Owner pursuant to the right to withdraw a portion of the Accumulation Value of the Policy.

                                     SUMMARY

       This summary provides a brief description of some of the features and charges of the Policy. You will find more detailed information in the rest of this Prospectus, the Statement of Additional Information and the Policy. Please keep the Policy and its riders or endorsements, if any, together with the application. Together they are the entire agreement between you and us.

HOW DO I PURCHASE A POLICY?

Generally, you may purchase a Policy if you are age 85 and younger. See
"Issuance of a Policy", page   . The initial Premium Payment must be at least
$5,000 for Non-Qualified Policies, and generally must be at least $2,000 for Qualified Policies. We will also accept Policies contemplating monthly payments of at least $100 by salary reduction, deduction or electronic funds transfer.

CAN I MAKE ADDITIONAL PREMIUM PAYMENTS?

You may make additional Premium Payments at any time. They must be at least $100 ($50 for IRA's). We may also accept lower Premium Payments at our discretion if the Premium Payments are remitted electronically. The total of all Premium Payments under Policies issued on the life of any one Annuitant may not exceed
$1,000,000 without our prior consent (see "Premium Payments," page    ).

HOW DOES THE "FREE LOOK" RIGHT TO EXAMINE THE POLICY WORK?

       To be sure that you are satisfied with the Policy, you have a ten day free look right to examine the Policy. Some states may require a longer period. Within ten days of the day you receive the Policy, you may return it to our Home Office at the address shown on the cover page of this Prospectus. When we receive your Policy, we will void the Policy and refund the Accumulation Value plus any charges assessed when the Policy was issued, unless otherwise required by state and/or federal law.

       In the case of IRA's and Policies issued in states that require the return of Premium Payments, we will refund the greater of: (i) Premium Payments, or (ii) Accumulation Value plus any amount deducted for state premium taxes. In these cases, we may require that all Accumulation Value allocated to the Variable Account initially be held in the Market Street money market Subaccount
(see "Free Look", page   ). At the end of the free look period, we will allocate
Accumulation Value among the Subaccounts of the Variable Account based on the allocation percentages you specify in the application. For this purpose, we assume the free look period ends 20 days after the date the Policy is issued.

WHAT IS THE PURPOSE OF THE VARIABLE ACCOUNT?

       The Variable Account is a separate investment account that consists of 17 Subaccounts. Before the Accumulation Value is applied to a payment option, amounts in the Variable Account will vary according to the investment performance of the Funds in which your elected Subaccounts are invested. You may allocate Net Premium Payments among the Fixed Account and the 17 Subaccounts. The assets of each Subaccount are invested in the corresponding portfolios of the Funds that are listed on the cover page of this Prospectus (see "The Variable Account" and "Underlying Fund
Options", pages    and    ).

       We cannot give any assurance that any Subaccount will achieve its investment objectives. You bear the entire investment risk on the value of your Policy which you allocate to the Variable Account. The value of your Policy may be more or less than the premiums paid.

HOW DOES THE FIXED ACCOUNT WORK?

       You may allocate all or part of your Net Premium Payments or make transfers from the Variable Account to the Fixed Account. Accumulation Value held in the Fixed Account will earn an effective interest rate of at least 3.0%
(see "The Fixed Account", page    ).

WHEN WILL I RECEIVE PAYMENTS?

       After the Accumulation Value is transferred to a payment option, we will pay proceeds according to the Annuity Payment Option you select. If the Accumulation Value at the Annuitization date is less than $3,500, the Accumulation Value may be distributed in one lump sum instead of annuity payments. If any annuity payment would be less than $100, we have the right to change the frequency of payments to intervals that result in payments of at least $100. In no event will annuity payments be less frequent than annually
(see "Annuitization - Frequency and Amount of Annuity Payments", page    ).

WHAT HAPPENS IF THE OWNER DIES BEFORE ANNUITIZATION?

       If (1) any Owner dies before the Accumulation Value is transferred to a payment option ("Annuitization"); (2) the Enhanced Death Benefit Rider is not elected; and (3) the owner has not reached age 81, we will pay the Beneficiary the greater of (a) the Accumulation value, or (b) the Net Premium payments made to the Policy (less all withdrawals and applicable premium tax charge). For more
information, see "Death of Owner", page    .

WHAT HAPPENS IF THE ANNUITANT DIES BEFORE ANNUITIZATION?

       If the Annuitant (who is not an Owner) dies before the Accumulation Value is transferred to a payment option, we will pay the Beneficiary a Death Benefit equal to the cash Surrender Value, unless the Owner takes another available
action (see "Death of Annuitant Prior to the Annuitization Date, page    ).

CAN I MAKE A WITHDRAWAL FROM MY POLICY?

       You may withdraw part or all of the Cash Surrender Value at any time
before the Policy is Annuitized (see "Surrender and Withdrawal", page    ). A
Withdrawal or a surrender may result in federal income tax, including a federal
penalty tax (see "Federal Income Tax Considerations", page    ).

WHAT CHARGES WILL I PAY?

       Contingent Deferred Sales Charge: We do not deduct a sales charge from Premium Payments. However, if you surrender the Policy or make a Withdrawal, we will generally deduct from the Accumulation Value a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all Net Premium Payments made within 84 months prior to the date of the request to surrender or the amount surrendered. After the Policy is 15 years old, there is never a Contingent Deferred Sales Charge, even on Premium Payments made within 84 months
of a surrender or Withdrawal (see "Contingent Deferred Sales Charge", page    ).

       Annual Contract Fee: We deduct an Annual Policy Fee of $30.00 payable on the Date of Issue and at each policy Anniversary thereafter as long as the
Accumulation Value is less than $50,000 (see "Annual Policy Fee," page    ).

       Administration Charge: We also deduct an Administration Charge each day at an annual rate of 0.15% from the assets of the Variable Account (see
"Deductions from the Variable Account," page    ).

       Mortality and Expense Risk Charge: We deduct a mortality and expense risk charge each day from the assets of the Variable Account at an annual rate of
1.25% (see "Deductions from the Variable Account," page    ).

       Charge for Optional Enhanced Death Benefit Rider: If you elect this Rider, we deduct an annual charge of 0.20% of the Accumulation Value for this
option (see "Charge for Optional Enhanced Death Benefit Rider," page    ).

       Premium Taxes: If a governmental entity imposes premium taxes, we will make a deduction for premium taxes in a corresponding amount. Certain states impose a premium tax. Premium taxes may range up to 3.5% (see "Premium Taxes,"
page    ).

       Investment Management Fees: Charges for investment management services and operating expenses are deducted daily from each portfolio of each Fund (see "Underlying Fund Annual Expenses, page, and the accompanying Fund prospectuses).

ARE THERE ANY OTHER POLICY PROVISIONS?

       For information concerning other important Policy provisions, see "Policy Rights and Privileges" and the remainder of this Prospectus.

HOW WILL THE POLICY BE TAXED?

       For a brief discussion of our current understanding of the federal tax laws concerning us and the Policy, see "Federal Income Tax Considerations,"
page   .

WHAT IF I HAVE QUESTIONS?

       We will be happy to answer your questions about the Policy or our procedures. Call or write to us at the phone number or address on the cover page of this Prospectus. All inquires should include the Policy number and the names of the Owner and the Annuitant.

       If you have questions concerning your investment strategies, please contact your registered representative.

                           SUMMARY OF POLICY EXPENSES

TRANSACTION EXPENSES

Sales Load Imposed on Purchases.........................................................................None
Premium Taxes   ........................................................................................See below(1)
Contingent Deferred Sales Charge  (as a percentage of Net Premium Payments surrendered or withdrawn)(2)

            Number of Completed Years from Date of Premium Payment

       0................................................................................................7%
       1................................................................................................6%
       2................................................................................................5%
       3................................................................................................4%
       4................................................................................................3%
       5................................................................................................2%
       6................................................................................................1%
       7................................................................................................0%
       After the fifteenth Policy Anniversary, no Contingent Deferred Sales Charge will apply.

ANNUAL EXPENSES (as a percentage of average daily net asset value)
Mortality Risk Charge(3)................................................................................0.85%
Expense Risk Charge(3)..................................................................................0.40%
Administration Charge(3)................................................................................0.15%
                                                                                                        -----
Total Basic Variable Account Annual Percentage Expenses.................................................1.40%
Annual Policy Fee(4)....................................................................................$30

Charge for Optional Enhanced Death Benefit Rider(5).....................................................0.20%

(1) States may assess premium taxes on the Policies. LSW will make a deduction for premium taxes at the time it pays premium taxes to the
       applicable taxing authority. See "Premium Taxes", page   .

(2) Each Policy Year, the Owner may withdraw without a Contingent Deferred Sales Charge ("CDSC") an amount equal to 10% of the Accumulation Value as of the most recent Policy Anniversary. In addition, any amount withdrawn in order for the Policy to meet minimum Distribution requirements under the Code shall be free of the CDSC. Withdrawals may be restricted for Policies issued pursuant to the terms of a Tax Sheltered Annuity. This CDSC-free Withdrawal privilege does not apply in the case of full surrenders unless otherwise required by law, and is non-cumulative; that is, free amounts not taken during any given Policy Year cannot be taken as free amounts in a subsequent Policy Year (see "Contingent Deferred
       Sales Charge", page    ).

(3) The Mortality Risk Charge, the Expense Risk Charge and the Administration Charge set forth above apply exclusively to allocations made to the Subaccount(s). Such charges do not apply to, and will not be assessed against, allocations made to the Fixed Account.

(4) The Annual Policy Fee is assessed only upon Policies which as of the Date of Issue, or applicable Policy Anniversary, have an Accumulation Value plus any outstanding loan and accrued interest of less than $50,000, and is not assessed on Policy Anniversaries after the Annuitization Date.

(5) This charge, which applies to the Accumulation Value plus the amount of any outstanding loan and accrued interest, is assessed only if the Owner has elected the Enhanced Death Benefit Rider. See "Optional Enhanced
       Death Benefit Rider", page    .

UNDERLYING FUND ANNUAL EXPENSES(6) (as a percentage of underlying Fund net assets, and after expense reimbursement, if applicable)

----------------------------------------------------------------------------------------------------------------------------------
                                                            MANAGEMENT                  OTHER                      TOTAL
----------------------------------------------------------------------------------------------------------------------------------
                                                            FEES,                       EXPENSES,                  FUND EXPENSES,
----------------------------------------------------------------------------------------------------------------------------------
                                                            AFTER EXPENSE               AFTER EXPENSE              AFTER EXPENSE
----------------------------------------------------------------------------------------------------------------------------------
                                                            REIMBURSEMENT               REIMBURSEMENT              REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------------------------
   Alger American Small Capitalization Portfolio            %                           %                          %
----------------------------------------------------------------------------------------------------------------------------------
   Alger American Growth Portfolio                          %                           %                          %
----------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Fund-Equity Income Portfolio                %                           %                          %
----------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Fund-Growth Portfolio                       %                           %                          %
----------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Fund-High Income Portfolio                  %                           %                          %
----------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Fund-Overseas Portfolio                     %                           %                          %
----------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Fund II-Index 500 Portfolio                 %                           %                          %
----------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Fund II-Contrafund Portfolio                %                           %                          %
----------------------------------------------------------------------------------------------------------------------------------
   Market Street Growth Portfolio                           %                           %                          %
----------------------------------------------------------------------------------------------------------------------------------
   Market Street Sentinel Growth Portfolio                  %                           %                          %
----------------------------------------------------------------------------------------------------------------------------------
   Market Street Aggressive Growth Portfolio                %                           %                          %
----------------------------------------------------------------------------------------------------------------------------------
   Market Street Managed Portfolio                          %                           %                          %
----------------------------------------------------------------------------------------------------------------------------------
   Market Street Bond Portfolio                             %                           %                          %
----------------------------------------------------------------------------------------------------------------------------------
   Market Street International Portfolio                    %                           %                          %
----------------------------------------------------------------------------------------------------------------------------------
   Market Street Money Market Portfolio                     %                           %                          %
----------------------------------------------------------------------------------------------------------------------------------
   Strong Opportunity Fund II, Inc.                         %                           %                          %
----------------------------------------------------------------------------------------------------------------------------------
   Strong Growth Fund II                                    %                           %                          %
----------------------------------------------------------------------------------------------------------------------------------

(6) The Fund expenses shown above are assessed at the underlying Fund level and are not direct charges against Variable Account assets or reductions from Accumulation Values. These underlying Fund expenses are taken into consideration in computing each underlying Fund's net asset value, which is the share price used to calculate the unit values of the Variable Account. The management fees and other expenses are more fully described in the prospectuses for each individual underlying Fund. The information relating to the underlying Fund expenses was provided by the underlying Fund and was not independently verified by LSW. In the absence of any fee waivers or expense reimbursements, the Management Fees, Other Expenses, and Total Expenses of the Funds listed below would have been as follows:

------------------------------------------------------------------------------------------------------------------------
                                                MANAGEMENT                   OTHER                      TOTAL
------------------------------------------------------------------------------------------------------------------------
                                                FEES                         EXPENSES                   FUND EXPENSES
------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Fund II-Index 500 Portfolio     %                            %                          %
------------------------------------------------------------------------------------------------------------------------
   Strong Growth Fund II                        %                            %                          %
------------------------------------------------------------------------------------------------------------------------


EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Policy assuming a $1000 investment and 5% annual return, and no election of the optional Enhanced Death

Benefit Rider. THESE DOLLAR FIGURES ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN BELOW.

                                     IF YOU SURRENDER YOUR             IF YOU DO NOT SURRENDER            IF YOU ANNUITIZE YOUR
                                     CONTRACT AT THE END OF            YOUR CONTRACT AT THE END OF        CONTRACT AT THE END OF
                                     THE APPLICABLE TIME PERIOD        THE APPLICABLE TIME PERIOD         THE APPLICABLE TIME PERIOD

Subaccount*                          1 Yr.           3 Yrs.            1 Yr.              3 Yrs.          1 Yr.**      3 Yrs.
                                     --------------------------        -------------------------          -------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization  $               $                 $                  $               $            $
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Equity Income
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Growth
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-High Income
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Overseas
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Index 500
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Contrafund
----------------------------------------------------------------------------------------------------------------------------------
Market Street Growth
----------------------------------------------------------------------------------------------------------------------------------
Market Street Sentinel Growth
----------------------------------------------------------------------------------------------------------------------------------
Market Street Aggressive Growth
----------------------------------------------------------------------------------------------------------------------------------
Market Street Managed
----------------------------------------------------------------------------------------------------------------------------------
Market Street Bond
----------------------------------------------------------------------------------------------------------------------------------
Market Street International
----------------------------------------------------------------------------------------------------------------------------------
Market Street Money Market
----------------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.
----------------------------------------------------------------------------------------------------------------------------------
Strong Growth Fund II
----------------------------------------------------------------------------------------------------------------------------------

For an Owner who has elected the Enhanced Death Benefit Rider (see "Optional
Enhanced Death Benefit Rider", page   ), and again assuming a $1000 investment
and 5% annual return, the chart below depicts the annual expenses that would be incurred under this Policy:

                                     IF YOU SURRENDER YOUR            IF YOU DO NOT SURRENDER             IF YOU ANNUITIZE YOUR
                                     CONTRACT AT THE END OF           YOUR CONTRACT AT THE END OF         CONTRACT AT THE END OF
                                     THE APPLICABLE TIME PERIOD       THE APPLICABLE TIME PERIOD          THE APPLICABLE TIME PERIOD

Subaccount*                          1 Yr.           3 Yrs.           1 Yr.              3 Yrs.           1 Yr.**      3 Yrs.
                                     --------------------------       -------------------------           -------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization  $               $                $                  $                $             $
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Equity Income
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Growth
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-High Income
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Overseas
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Index 500
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Contrafund
----------------------------------------------------------------------------------------------------------------------------------
Market Street Growth
----------------------------------------------------------------------------------------------------------------------------------
Market Street Sentinel Growth
----------------------------------------------------------------------------------------------------------------------------------
Market Street Aggressive Growth
----------------------------------------------------------------------------------------------------------------------------------
Market Street Managed
----------------------------------------------------------------------------------------------------------------------------------
Market Street Bond
----------------------------------------------------------------------------------------------------------------------------------
Market Street International
----------------------------------------------------------------------------------------------------------------------------------
Market Street Money Market
----------------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.
----------------------------------------------------------------------------------------------------------------------------------
Strong Growth Fund II
----------------------------------------------------------------------------------------------------------------------------------

Strong Growth Fund II

*For purposes of computing the Annual Policy Fee, the Annual Policy Fee has been converted into a per-dollar per-day charge. The per-dollar per-day charge has been estimated based on the distribution of LSW's non-variable single premium deferred annuity block of business, and works out to 0.06% per annum. The Annual Policy Fee is waived for Policies with Accumulation Values in excess of $50,000.

**The Policy may not be annuitized in the first five years from the Date of Issue.

       The purpose of the Summary of Policy Expenses and Example is to assist you in understanding the various costs and expenses that will be borne directly or indirectly when investing in the Policy. The expenses of the Variable Account as well as those of the underlying Funds are reflected in the Example. For more complete descriptions of the expenses of the Variable Account, see "Charges and
Deductions", page   . For more complete information regarding expenses paid
out of the assets of the underlying Funds, see the underlying Fund prospectuses. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes", page ). Certain states impose a premium tax, currently ranging up to 3.5%.

                            ACCUMULATION UNIT VALUES

       No accumulation unit values for the Subaccounts exist, as the Subaccounts have not commenced operations.

                    LIFE INSURANCE COMPANY OF THE SOUTHWEST,
                       THE VARIABLE ACCOUNT, AND THE FUNDS

LIFE INSURANCE COMPANY OF THE SOUTHWEST

       LSW, a stock life insurance company founded on March 7, 1955 under Texas law, is authorized to transact life insurance and annuity business in Texas, and in 48 other states and the District of Columbia. Its address is 1300 West Mockingbird Lane, Dallas, Texas 75427-4921. Its assets support the Policy's benefits. Financial Statements for LSW are contained in the Statement of Additional Information.

THE VARIABLE ACCOUNT

       The Variable Account was established by LSW on December 4, 1997, under Texas law. LSW has registered the Variable Account with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act. Such registration does not involve supervision of the management of the Variable Account or LSW by the Securities and Exchange Commission.

       The Variable Account is a separate investment account of LSW and is not chargeable with liabilities arising out of any other business LSW may conduct. LSW does not guarantee the investment performance of the Variable Account. Obligations under the Policies are obligations of LSW. Income, gains and losses, whether or not realized, from the assets of the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of LSW.

       Net Premium Payments are allocated within the Variable Account among one or more Subaccounts made up of shares of the Fund options designated by the Owner. A separate Subaccount is established within the Variable Account for each of the Fund options.

THE FUNDS

            You may choose from among a number of different Subaccount options. Summary information, including the investment objectives for each of the Funds held in the Subaccounts is set forth below. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

            The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other funds that may be managed by the same investment adviser or manager. The investment results of the Funds, however, may differ from the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Funds will be comparable to the investment results of any other fund, even if the other fund has the same investment adviser or manager.

THE ALGER AMERICAN FUND

            The Alger American Fund is a "series" type Fund registered with the SEC as a diversified open-end management investment company issuing a number of series or classes of shares, each of which represents an interest in a Portfolio of the Alger American Fund. It was organized on April 6, 1988 as a Massachusetts business trust. Fred Alger Management, Inc., acts as the Fund's investment advisor.

        ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

            Investment Objective: To seek long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, at least 65% in companies with a total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, updated quarterly (both of the above indexes are broad indexes of small capitalization stocks).

        ALGER AMERICAN GROWTH PORTFOLIO

            Investment Objective: To seek long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, at least 65% in companies with a total market capitalization of $1 billion or greater.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

            The Fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Fidelity Management & Research Company ("FMR") is the Fund's manager.

         -EQUITY-INCOME PORTFOLIO

            Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

         -GROWTH PORTFOLIO

            Investment Objective: Seeks to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying Funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

          -HIGH INCOME PORTFOLIO

            Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. The Portfolio manager will seek high current income normally by investing the Portfolio's assets as follows:

                      - at least 65% in income-producing debt securities and
                        preferred stocks, including convertible securities; and

                      - up to 20% in common stocks and other equity securities
                        when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

            The Portfolio's investment strategy may provide the opportunity for higher than average yields by investing in securities with higher than average risk, such as lower rated and unrated debt and comparable equity instruments. For a discussion of the risks associated with such investments, please see the "Risks of Lower Rated Debt Securities" section of the Portfolio's prospectus.

          -OVERSEAS PORTFOLIO

            Investment Objective: To seek long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

            The Variable Insurance Products Fund II is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. FMR is the Fund's manager.

            -INDEX 500 PORTFOLIO

            Investment Objective: To seek to match the total return of the Standard & Poors' Composite Index of 500 Stocks ("S&P 500") while keeping expenses low. FMR normally invests at least 80% of the fund's assets in equity securities of companies that compose the S&P 500.

            -CONTRAFUND PORTFOLIO

            Investment Objective: To seek capital appreciation by investing primarily in companies that the Fund manager believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Fund primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

MARKET STREET FUND, INC.

            The Market Street Fund, Inc. is a "series" type Fund registered with the SEC as a diversified open-end management investment company issuing a number of series or classes of shares, each of which represents an interest in a Portfolio of the Fund. It was incorporated under Maryland law on March 21, 1985. Sentinel Advisors Company acts as the Fund's investment advisor for all portfolios except the International Fund, whose investment advisor is Providentmutual Investment Management Company, and whose subadvisor is The Boston Company Asset Management, Inc.

            GROWTH PORTFOLIO

            Investment Objective: To seek intermediate and long-term growth of capital. A reasonable level of income is an important secondary objective. This Portfolio pursues its objectives by investing primarily in common stocks of companies believed to offer above-average growth potential over both the intermediate and the long term.

            SENTINEL GROWTH PORTFOLIO

            Investment Objective: To seek long-term growth of capital through equity participation in companies having growth potential believed by its investment adviser to be more favorable than the U.S. economy as a whole, with a focus on relatively well-established companies.

            AGGRESSIVE GROWTH PORTFOLIO

            Investment Objective: To seek to achieve a high level of long-term capital appreciation by investing in securities of a diverse group of smaller emerging companies.

            BOND PORTFOLIO

            Investment Objective: To seek to generate a high level of current income consistent with prudent investment risk by investing in a diversified portfolio of marketable debt securities.

            MANAGED PORTFOLIO

            Investment Objective: To seek to realize as high a level of long-term total rate of return as is consistent with prudent investment risk by investing in stocks, bonds, money market instruments or a combination thereof.

            INTERNATIONAL PORTFOLIO

            Investment Objective: To seek long-term growth of capital principally through investments in a diversified portfolio of marketable equity securities of established non-United States companies.

            MONEY MARKET PORTFOLIO

            Investment Objective: To seek to provide maximum current income consistent with capital preservation and liquidity by investing in high-quality money market instruments. AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.

STRONG VARIABLE INSURANCE FUNDS, INC.

            Strong Variable Insurance Funds, Inc. is an open-end management investment company incorporated in the State of Wisconsin on December 28, 1990. Strong Capital Management, Inc. is the investment advisor to the Funds.

            -GROWTH FUND II

            Investment Objective: To seek capital growth. It invests primarily in equity securities that the advisor believes have above-average growth prospects.

STRONG SPECIAL FUND II, INC.

            The Strong Special Fund II, Inc. is a diversified, open-end management company, incorporated in Wisconsin on December 28, 1990. Strong Capital Management, Inc. is the investment advisor for the Fund.

            Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

AGREEMENTS

            LSW has entered into or may enter into agreements with Funds pursuant to which the adviser or distributor pays LSW a fee based upon an annual percentage of the average net asset amount invested on behalf of the Variable Account and our other separate accounts. These percentages may differ and we may be paid a greater percentage by some investment advisers or distributors than other advisers or distributors. These agreements reflect administrative services we provide.

CONFLICTS OF INTEREST

            The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of LSW. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the underlying Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Owners and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying Fund or Funds which are involved in the conflict.

                    DETAILED DESCRIPTION OF POLICY PROVISIONS

ISSUANCE OF A POLICY

            The Policy is available to Owners up to and including age 85 on the Date of Issue. If the Policy is issued to Joint Owners, then the oldest Joint Owner must be 85 years of age or younger on the Date of Issue. If the Owner is not a natural person, then the age of the Annuitant must meet the requirements for Owners.

            In order to purchase a Policy, an individual must forward an application to us through a licensed LSW agent who is also a registered representative of Equity Services, Inc. ("ESI"), the principal underwriter of the Policies, or another broker/dealer having a Selling Agreement with ESI or a broker/dealer having a Selling Agreement with such a broker/dealer.

PREMIUM PAYMENTS

            The Initial Premium Payment. In general, the initial Premium Payment must be at least $5,000 for Non-Qualified Policies, and must be at least $2,000 for Qualified Policies. We will also accept Policies contemplating monthly payments of at least $100 by salary reduction, deduction or electronic funds transfer. In such a case, if no payments are received on a Policy for six consecutive months and the aggregate Premium Payments made are less than the normal $2,000 or $5,000 minimums, we may at our option cancel the Policy and return the Accumulated Value, with no deduction for a CDSC, to the Owner.
We may also at our discretion permit initial Premium Payments lower than the above minimums for groups.

            Subsequent Premium Payments. Subsequent Premium Payments may be made at any time, but must be at least $100. We may accept lower Premium Payments at our discretion for groups or if the Premium Payments are remitted electronically. We will price subsequent Premium Payments to the Variable Account on the basis of the Accumulation Unit Value next computed for the appropriate Subaccount after the additional Premium Payment is received.

            The total of all Premium Payments under Policies issued on the life of any one Annuitant may not exceed $1,000,000 without our prior consent.

            We do not process Premium Payments or any other transactions on the following days: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, the day after Thanksgiving and Christmas Day. In addition, Premium payments will not be allocated and transactions will not be effected to the Money Market Subaccount on Columbus Day and Veterans Day.

            Allocation of Net Premium Payments. In the application for the Policy, the Owner will indicate how Net Premium Payments are to be allocated among the Subaccounts of the Variable Account and/or the Fixed Account. These allocations may be changed at any time by the Owner by written notice to us at our Home Office, or if you have elected the telephone transaction privilege, by
telephone (see "Telephone Transaction Privilege", page    ). The percentages
of Net Premium Payments that may be allocated to any Subaccount or to the Fixed Account must be in whole numbers of not less than 5%, and the sum of the allocation percentages must be 100%. We will allocate the initial Net Premium Payment within two business days after we receive it, if the application and all information necessary for processing the order are complete.

            If the application is not properly completed, we will retain the initial Premium Payment for up to five business days while attempting to complete the application. If the application is not complete at the end of the five day period, we will inform the applicant of the reason for the delay and the initial Premium Payment will be returned immediately, unless you specifically consent to our retaining the initial Premium Payment until the application is complete. Once the application is complete, we allocate the initial Net Premium Payment as designated by the Owner within two business days.

            Notwithstanding the foregoing, in jurisdictions where we must refund the greater of (1) aggregate Premium Payments or (2) Accumulation Value (plus any amount deducted for state premium taxes) in the event you exercise the free look right, any portion of the initial Net Premium Payment to be allocated to the Variable Account will be allocated to the Market Street Money Market Subaccount during the free look period. At the end of that period, the amount in the Market Street Money Market Subaccount will be allocated to the Subaccounts as designated by you in proportion to the allocation percentage for each Subaccount set forth in the Net Premium Payment allocation schedule then in effect. We assume the free look period ends 20 days after the date the Contract is issued.

            We allocate subsequent Net Premium Payments as of the Valuation Date we receive such Net Premium Payments, based on your allocation percentages then in effect. At the time of allocation, we apply Net Premium Payments to the purchase of Fund shares. The net asset value of the shares purchased are converted into Accumulation Units.

            The Subaccount values will vary with their investment experience. You bear the entire investment risk. You should periodically review your allocation percentages in light of market conditions and your overall financial objectives.

TRANSFERS

            You may transfer the Accumulation Value among the Subaccounts of the Variable Account, and between the Variable Account and the Fixed Account (subject to the limitations set forth below) by making a written transfer request. If you elect the telephone transaction privilege, you may make
transfers by telephone. See "Telephone Transaction Privilege", page    .
Transfers are made as of the Valuation Day that the request for transfer is received at the Home Office. Transfers to or from the Subaccounts of the Variable Account may be postponed under certain circumstances. See "Payments,"
page    .

            We currently allow transfers to the Fixed Account of all or any part of the Variable Account Accumulation Value, without charge or penalty. We reserve the right to restrict transfers to the Fixed Account to 25% of the Variable Account Accumulation Value during any Policy Year.

            You may, (only once per year and within 45 days after the end of the calendar year) transfer a portion of the unloaned value in the Fixed Account to the Variable Account. Prior to the end of the calendar year, we determine the maximum percentage that may be transferred from the Fixed Account. This percentage will be at least 10% of the Contract Value in the Fixed Account. After a transfer from the Fixed Account to the Variable Account, we reserve the right to require that the value transferred remain in the Variable Account for at least one year before it may be transferred back to the Fixed Account.

            We do not permit transfers between the Variable Account and the Fixed Account after the Annuitization Date.

            We have no current intention to impose a transfer charge in the foreseeable future. However, we reserve the right, upon prior notice, to impose a transfer charge of $25 for each transfer in excess of twelve transfers in any
one Policy Year. See "Transfer Charge", page    .

VALUE OF A VARIABLE ACCOUNT ACCUMULATION UNIT

            We set the value of a Variable Account Accumulation Unit for each Subaccount at $10 when the Subaccounts commenced operations. We determine the value for any subsequent Valuation Period by multiplying the Accumulation Unit value for each Subaccount for the immediately preceding Valuation Period by the Net Investment Factor for the Subaccount during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. No minimum Accumulation Unit value is guaranteed. The number of Accumulation Units will not change as a result of investment experience.

              Net Investment Factor. Each Subaccount of the Variable Account has its own Net Investment Factor.

- The Net Investment Factor measures the daily investment performance of that Subaccount.

   - The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease.

   - Changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of underlying Fund shares, because of the deduction for the Mortality Risk Charge, the Expense Risk Charge and the Administration Charge.

            Fund shares are valued at their net asset value. The Net Investment Factor allows for the monthly reinvestment of daily dividends, in the case of the Market Street Money Market Portfolio.

   DETERMINING THE ACCUMULATION VALUE

            The Accumulation Value is the sum of:

            1)  the value of all Variable Account Accumulation Units, and

            2) amounts allocated and credited to the Fixed Account, minus any outstanding loans on the Policy and accrued interest on such loans.

            When charges or deductions are made against the Accumulation Value, we deduct an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account in the same proportion that your interest in the Variable Account and Fixed Account bears to your total Accumulation Value. Value held in the Fixed Account is not subject to Variable Account charges (Mortality and Expense Risk and Administration Charges), but may be subject to Contingent Deferred Sales Charges, the Annual Policy Fee, optional Enhanced Death Benefit Rider charge, and premium taxes, if applicable.

ANNUITIZATION

            Maturity Date. You select the Maturity Date on the application. Such date must be at least 5 years after the Date of Issue, unless otherwise approved. If no specific Maturity Date is selected, the Maturity Date will be date you reach age 90 (the Annuitant's age 90 if the Owner is not a natural person); or, if later, ten years after the Date of Issue.

            If you request in writing (see "Ownership Provisions", page    ),
and we approve the request, the Maturity Date may be accelerated or deferred.

            Election of Payment Options. You may, with prior written notice and at any time prior to the Annuitization Date, elect one of the Annuity Payment Options. We apply the Accumulation Value in each Subaccount (less any premium tax previously unpaid) to provide a Variable Annuity payment. We apply the Accumulation Value in the Fixed Account (less any premium tax previously unpaid) to provide a Fixed Annuity payment.

            If an election of an Annuity Payment Option is not on file with LSW on the Annuitization Date, we will pay the proceeds as Option 3 - Payments for Life with 120 months certain. You may elect, revoke or change an Annuity Payment Option at any time before the Annuitization Date with 30 days prior written notice. The Annuity Payment Options available are described below.

            Frequency and Amount of Annuity Payments. We pay annuity payments as monthly installments, unless you select annual, semi-annual or quarterly installments. If the amount to be applied under any Annuity Payment Option is less than $3,500, we have the right to pay such amount in one lump sum in lieu of the payments otherwise selected. In addition, if the payments selected would be or become less than $100, we have the right to change the frequency of payments that will result in payments of at least $100. In no event will we make payments under an annuity option less frequently than annually.

ANNUITIZATION - VARIABLE ACCOUNT

            We will determine the dollar amount of the first Variable Annuity payment by dividing the Variable Account Accumulation Value on the Annuitization Date by 1,000 and applying the result as set forth in the applicable Annuity Table. The amount of each Variable Annuity payment depends on the age of the Chosen Human Being at the time the first payment is due, and the sex of the Chosen Human Being, if applicable, unless otherwise required by law.

            Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account.

- To establish the number of Annuity Units representing the monthly annuity payment,

      - the dollar amount of the first annuity payment as determined above is divided by the value of an Annuity Unit on the Annuitization Date;

      - The number of Annuity Units remains fixed during the annuity payment period;

      - The dollar amount of the second and subsequent payments is not predetermined and may change from month to month; and

      - The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the value of an Annuity Unit for the Valuation Period in which the payment is due.

            We guarantee that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determine the first payment.

            Value of an Annuity Unit. The value of an Annuity Unit for a Subaccount is set at $10 when the first underlying Fund shares are purchased. The value of an Annuity Unit for a Subaccount for any subsequent Valuation Period is determined by

                        (1) multiplying the value of an Annuity Unit for the
            immediately preceding Valuation Period by the applicable Net Investment Factor for the Valuation Period for which the value of an Annuity Unit is being calculated, and

                        (2) multiplying the result by an interest factor to
            neutralize the assumed investment rate of 3.5% per annum (see "Net
            Investment Factor", page    ).

            Assumed Investment Rate. A 3.5% Assumed Investment Rate is built into the Annuity Tables contained in the Policies. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment return is at the annual rate of 3.5%, the annuity payments will be level.

ANNUITIZATION - FIXED ACCOUNT

            A Fixed Annuity is an annuity with payments which are guaranteed as to dollar amount during the annuity payment period. We determine the amount of the periodic Fixed Annuity payments by applying the Fixed Account Accumulation Value to the applicable Annuity Table in accordance with the Annuity Payment Option elected. This is done at the Annuitization Date on an age nearest birthday basis.

            We do not credit discretionary interest to Fixed Annuity payments during the annuity payment period for annuity options based on life contingencies. The Annuitant must rely on the Annuity Tables applicable to the Policies to determine the amount of the Fixed Annuity payments.

ANNUITY PAYMENT OPTIONS

            Any of the following Annuity Payment Options may be elected:

            Option 1-Payments for a Stated Time. We will make monthly payments for the number of years selected, which may range from 5 years to 30 years.

            Option 2-Payments for Life-An annuity payable monthly during the lifetime of a Chosen Human Being (who may be named at the time of election of the Payment Option), ceasing with the last payment due prior to the death of the Chosen Human Being. IT WOULD BE POSSIBLE UNDER THIS OPTION FOR THE PAYEE TO RECEIVE ONLY ONE ANNUITY PAYMENT IF THE CHOSEN HUMAN BEING DIES BEFORE THE SECOND ANNUITY PAYMENT DATE, TWO ANNUITY PAYMENTS IF THE CHOSEN HUMAN BEING DIES BEFORE THE THIRD ANNUITY PAYMENT DATE, AND SO ON.

            Option 3-Payments for Life with Period Certain - An annuity that if at the death of the Chosen Human Being payments have been made for less than 10 or 20 years, as selected, we guarantee to continue annuity payments during the remainder of the selected period to the Payee, or another recipient as chosen by the Payee at the time the Annuity Payment Option is selected. In the alternative, the recipient may, at any time, elect to have the present value of the guaranteed number of annuity payments remaining paid in a lump sum, computed as of the date on which notice of death of the Chosen Human Being is received by us at our Home Office.

            We may allow other Annuity Payment Options.

            Some of the stated Annuity Payment Options may not be available in all states. You may request an alternative non-guaranteed option by giving notice in writing prior to Annuitization. If we approve your request, it will be permitted under the Policy.

            IRA's and Tax Sheltered Annuities are subject to the minimum Distribution requirements set forth in the Code.

            Under Payment Option 1, you may change to any other Payment Option at any time. At the time of the change, remaining value will be applied to the new Payment Option to determine the amount of the new payments. Under Payment Option 1, you may also fully surrender the Policy at any time or make Withdrawals at any time or from time to time. A surrender or Withdrawal will be subject to any applicable Contingent Deferred Sales Charge at the time of the surrender or Withdrawal.

DEATH OF OWNER

            If you or a Joint Owner dies prior to the Annuitization Date, then we will pay (unless the Enhanced Death Benefit Rider has been elected) a Death Benefit to the Beneficiary.

            If you or a Joint Owner dies prior to attaining age 81, the Death Benefit shall be equal to the greater of:

            (a)   the Accumulation Value, or

            (b) the Net Premium Payments made to the Policy minus all Withdrawals (including any CDSC deducted in connection with such Withdrawals) and any outstanding loan on the Policy and accrued interest, and, in the case of both (a) and (b), minus any applicable premium tax charge to be assessed upon distribution, will be paid to the Beneficiary.

            If you or a Joint Owner dies after attaining age 81, then the Death Benefit shall be equal to the Accumulation Value, minus any applicable premium tax charge.

            Unless the Beneficiary is the deceased Owner's (or Joint Owner's) spouse, the Death Benefit must be distributed within five years of such Owner's death. The Beneficiary may elect to receive Distribution in the form of a life annuity or an annuity for a period not exceeding his or her life expectancy. Such annuity must begin within one year following the date of the Owner's death, and is currently available only as a Fixed Annuity. If the Beneficiary is the spouse of the deceased Owner (or Joint Owner), then the Policy may be continued without any required Distribution. If the deceased Owner (or Joint Owner) and the Annuitant are the same person, the death of that person will be treated as the death of the Owner for purposes of determining the Death Benefit payable.

            Qualified Policies may be subject to specific rules set forth in the Plan, Policy, or Code concerning Distributions upon the death of the Owner.

DEATH OF ANNUITANT PRIOR TO THE ANNUITIZATION DATE

            If an Annuitant who is not an Owner dies prior to the Annuitization Date, the Policy will mature, and a Death Benefit equal to the Cash Surrender Value of the Policy will be payable to the Beneficiary. If the Owner is a natural person and a contingent Annuitant has been named or the Owner names a contingent Annuitant within 90 days of the Annuitant's death, the Policy may be continued without any required Distribution. If no Beneficiary is named (or if the Beneficiary predeceases the Annuitant), then the Death Benefit will be paid to the Owner. If the Owner is not a natural person, then the death of the Annuitant will be treated as if it were the death of the Owner, and the disposition of the Policy will follow the death of the Owner provisions set forth above.

            In any case where a Death Benefit is paid, the value of the Death Benefit will be determined as of the Valuation Day coinciding with or next following the date we receive in writing:

            (1) due proof of the Annuitant's or an Owner's (or Joint Owner's) death,

            (2) an election for either a single sum payment or an Annuity Payment Option (currently only Fixed Annuities are available in these circumstances); and

            (3) any form required by state insurance laws.

  If a single sum payment is requested, we will make payment in accordance with any applicable laws and regulations governing the payment of Death Benefits. If an Annuity Payment Option is requested, the Beneficiary must make an election during the 90-day period commencing with the date we receive written notice, and as otherwise required by law. If no election has been made by the end of such 90-day period commencing with the date we receive written notice or as otherwise required by law, the Death Benefit will be paid in a single sum payment.

If any Owner is not an individual, the Death Benefit will be paid to the Beneficiary on the death of any Annuitant.

GENERATION-SKIPPING TRANSFERS

            We may determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, the payment will be reduced by any tax LSW is required to pay by
Section 2603 of the Code.

            A direct skip may occur when property is transferred to or a Death Benefit is paid to an individual two or more generations younger than the Owner.

OWNERSHIP PROVISIONS

            Unless otherwise provided, the Owner has all rights under the Policy. IF THE PURCHASER NAMES SOMEONE OTHER THAN HIMSELF OR HERSELF AS THE OWNER, THE PURCHASER WILL HAVE NO RIGHTS UNDER THE POLICY. If Joint Owners are named, each Joint Owner possesses an undivided interest in the Policy. The death of any Joint Owner will trigger the provisions of the Policy relating to the death of the Owner. Unless otherwise provided, when Joint Owners are named, the exercise of any ownership right in the Policy (including the right to surrender the Policy or make a Withdrawal, to change the Owner, the Annuitant, a Contingent Annuitant, the Beneficiary, the Annuity Payment Option or the Maturity Date) requires a written indication of an intent to exercise that right, signed by all Joint Owners.

            Prior to the Annuitization Date, the Owner may name a new Owner. Such change may be subject to state and federal gift taxes, and may also result in current federal income taxation (see "Federal Income Tax Considerations", page "). Any change of Owner will automatically revoke any prior Owner designation. Any request for change of Owner must be (1) made by proper written application, (2) received and recorded by LSW at its Home Office, and (3) may include a signature guarantee as specified in the "Surrender and Withdrawal" provision on page . The change is effective on the date the written request is signed. A new choice of Owner will not apply to any payment made or action we take prior to the time it was received and recorded.

            The Owner may request a change in the Annuitant or contingent Annuitant before the Annuitization Date. Such a request must be made in writing on a form acceptable to us and must be signed by the Owner and the person to be named as Annuitant or contingent Annuitant. Any such change is subject to underwriting and approval by us.

                             CHARGES AND DEDUCTIONS

            All of the charges described in this section apply to Variable Account allocations. Allocations to the Fixed Account are subject to Contingent Deferred Sales Charges, the Annual Policy Fee and Premium Tax deductions and the charge for the Enhanced Death Benefit Rider, if applicable. The Fixed Account is not subject to the Mortality Risk Charge, the Expense Risk Charge or the Administration Charge.

        We deduct the charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Policies. We incur certain costs and expenses for the distribution and administration of the Policies and for providing the benefits payable thereunder. More particularly, the administrative services include:

-      processing applications for and issuing the Policies;

- processing purchases and redemptions of Fund shares as required (including automatic withdrawal services);

-      maintaining records;

-      administering annuity payouts;

- furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

-      reconciling and depositing cash receipts;

-      providing Policy confirmations;

-      providing toll-free inquiry services, and

-      furnishing telephone transaction privileges.

         The risks we assume include:

        (1) the risk that the actual life-span of persons receiving annuity payments under Policy guarantees will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Policy and cannot be changed);

        (2) the risk that Death Benefits, or the Enhanced Death Benefit under the optional Enhanced Death Benefit Rider, will exceed the actual Accumulation Value;

        (3) the risk that more Owners than expected will qualify for waivers of the Contingent Deferred Sales Charge; and

        (4) the risk that our costs in providing the services will exceed our revenues from the Policy charges (which we cannot change).

        The amount of a charge will not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the Contingent Deferred Sales Charge collected may not fully cover all of the distribution expenses we incur.

        We may make a profit from a charge, and any profit may be used to finance distribution expenses.

DEDUCTIONS FROM THE VARIABLE ACCOUNT

        We deduct from the Variable Account an amount, computed daily, which is equal to an annual rate of 1.40% of the daily net asset value. The charge consists of a 0.15% Administration Charge, a 0.85% Mortality Risk Charge, and a 0.40% Expense Risk Charge.

CONTINGENT DEFERRED SALES CHARGE

            We make no deduction for a sales charge from the Premium Payments for these Policies. However, during the period prior to the fifteenth Policy Anniversary, if a Withdrawal is made or a Policy or a Policy is surrendered, we will, with certain exceptions, deduct a Contingent Deferred Sales Charge ("CDSC") not to exceed 7% of the lesser of the total of all Net Premium Payments made within 84 months prior to the date of the request to surrender, or the amount withdrawn. No CDSC will apply after the fifteenth Policy Anniversary, even with respect to Premium Payments made within 84 months of a Withdrawal or surrender.

            The CDSC is calculated by multiplying the applicable CDSC percentages noted below by the Net Premium Payments that are withdrawn or surrendered. For purposes of calculating the CDSC, Withdrawals or surrenders are considered to come first from the oldest Net Premium Payment made to the Policy, then the next oldest Net Premium Payment and so forth. No CDSC is ever assessed with respect to a Withdrawal or surrender of earnings on Net Premium Payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first. This charge will apply in the amounts set forth below to Net Premium Payments within the time periods set forth.

            The CDSC applies to Net Premium Payments as follows:

NUMBER OF COMPLETED     CONTINGENT DEFERRED      NUMBER OF COMPLETED       CONTINGENT DEFERRED
YEARS FROM DATE OF      SALES CHARGE             YEARS FROM DATE OF        SALES CHARGE
NET PREMIUM PAYMENT     PERCENTAGE               NET PREMIUM PAYMENT       PERCENTAGE
-------------------     ----------               -------------------       ----------
        0                    7%                          4                     3%
        1                    6%                          5                     2%
        2                    5%                          6                     1%
        3                    4%                          7+                    0%

            In any Policy Year after the first Policy Year, you may make Withdrawals without a CDSC of an aggregate amount equal to 10% of the Accumulation Value as of the most recent Policy Anniversary. Unless otherwise required by applicable state law, this CDSC-free Withdrawal privilege does not apply to full surrenders of the Policy, and if a full surrender is made within one year of exercising a CDSC-free Withdrawal, then the CDSC which would have been assessed at the time of the Withdrawal will be assessed at the time of surrender. The CDSC-free feature is also non-cumulative. This means that free amounts not taken during any given Policy Year cannot be taken as free amounts in a subsequent Policy Year. In addition, any amount withdrawn in order to meet minimum Distribution requirements under the Code shall be free of CDSC. In the first Policy Year a CDSC-free Withdrawal is available only by setting up a monthly systematic Withdrawal program for an amount not exceeding the annual CDSC-free Withdrawal amount (see "Available Automated Fund Management
Features-Systematic Withdrawals", page    ). You may be subject to a tax
penalty if you take Withdrawals prior to age 59 1/2 (see "Federal Income Tax Considerations).

            In addition, no CDSC will be deducted:

                        (1) upon the Annuitization of Policies,

                        (2) upon payment of a death benefit pursuant to the
                            death of the Owner,

                        (3) from any values which have been held under a Policy
                            for at least 84 months, or

                        (4) as noted above, after the fifteenth Policy
                            Anniversary.

No CDSC applies upon the transfer of value among the Subaccounts or between the Fixed Account and the Variable Account.

            When a Policy is held by a charitable remainder trust, the amount which may be withdrawn from this Policy without application of a CDSC, after the first Policy Year, shall be the larger of (a) or (b), where:

            (a) is the amount which would otherwise be available for Withdrawal without application of a CDSC; and where

            (b) is the difference between the Accumulation Value as of the last Policy Anniversary and the Net Premium Payments made to the Policy, less all Withdrawals and less any outstanding loan and accrued interest, as of the last Policy Anniversary.

            We will waive the CDSC if the Owner dies, or if the Owner annuitizes (in such a case, however, the Owner may not elect a settlement option under which he or she has the right to receive a lump sum prior to seven years after the date of the last Premium Payment, unless a CDSC is paid at the time of payment of the lump sum).

            We will also waive the CDSC if, following the first Policy Anniversary, you are confined to an eligible nursing home (as defined in the Policy) for at least the 90 consecutive days ending on the date of the Withdrawal request.

ANNUAL POLICY FEE

        For Policies with an Accumulation Value plus any outstanding loan and accrued interest of less than $50,000 as of the Date of Issue, or any subsequent Policy Anniversary prior to the Annuitization Date, we will assess an Annual Policy Fee of $30.00. This fee will be assessed annually in advance on the Date of Issue and thereafter on each Policy Anniversary on which the Accumulation Value plus any outstanding loans and accrued interest is less than $50,000. No Annual Policy Fee will be assessed after the Annuitization Date. This fee will be taken pro rata from all Subaccounts of the Variable Account and the unloaned portion of the Fixed Account.

TRANSFER CHARGE

        Currently, unlimited free transfers are permitted among the Subaccounts, and transfers between the Fixed Account and the Variable Account are permitted
free of charge within the limits described on page    . We have no present
intention to impose a transfer charge in the foreseeable future. However, we reserve the right to impose in the future a transfer charge of $25 on each transfer in excess of twelve transfers in any Policy Year.

        If we impose a transfer charge, we will deduct it from the amount being transferred. All transfers requested on the same Valuation Day are treated as one transfer transaction. Any future transfer charge will not apply to transfers resulting from loans, and any transfers made pursuant to the Dollar Cost Averaging and Portfolio Rebalancing features. These transfers will not count against the twelve free transfers in any Policy Year.

PREMIUM TAXES

            If a governmental entity imposes premium taxes, we will make a deduction for premium taxes in a corresponding amount. Certain states impose a premium tax, currently ranging up to 3.5%. We will pay premium taxes at the time imposed under applicable law. Where we are required to pay this premium tax when a premium is paid, we may deduct an amount equal to premium taxes from the Premium Payment. In the remaining states which assess premium taxes, we will make a deduction for premium taxes at the time it pays premium taxes to the applicable taxing authority.

CHARGE FOR OPTIONAL ENHANCED DEATH BENEFIT RIDER

            Annual charges are made if you elect the optional Enhanced Death
Benefit Rider. See "Optional Enhanced Death Benefit Rider," page    . The annual
charge for the Enhanced Death Benefit Rider is 0.20% of Accumulation Value as of the date the charge is deducted plus the amount of any outstanding loan and accrued interest. The annual charge will be deducted at issue (or at the time of election, if elected after issue), and then on each Policy Anniversary thereafter, up to and including age 80 on an age-nearest-birthday basis as of the relevant Policy Anniversary. After age 80, we discontinue the charge. We will make the charge pro rata from the Subaccounts of the Variable Account and the unloaned portion of the Fixed Account.

REDUCTION OF CHARGES

            The CDSC, Annual Policy Charge and Expense Risk Charge described above may be reduced or eliminated for Policies issued in circumstances where the Company estimates that it will incur lower distribution or administrative expenses or perform fewer sales or administrative services than those originally contemplated in establishing the level of these charges. Lower distribution and administrative expenses may be the result of economies associated with (a) the use of mass enrollment procedures, (b) the performance of administrative or enrollment functions by an employer, (c) the use by an employer of automated techniques in submitting Premium Payments or information related to Premium Payments on behalf of its employees, or (d) any other circumstances which reduce distribution or administrative expenses. The exact amount of the CDSC, Annual Policy Charge or Expense Risk Charge applicable to a particular Policy will be stated in that Policy.

OTHER CHARGES

            The Variable Account purchases shares of the Funds at net asset value. The net asset value of those shares reflect management fees and expenses already deducted from the assets of the Funds. Information on the fees and expenses for the Funds is set forth in "Underlying Fund Annual Expenses" on
page   .

            More detailed information is contained in the Funds' prospectuses which accompany this prospectus.

                                  POLICY RIGHTS

FREE LOOK

            You may revoke the Policy at any time between the Date of Issue and the date 10 days after receipt of the Policy, and receive a refund of the Accumulation Value plus any charges assessed at issue, including the Annual Policy Fee, charge for the optional Enhanced Death Benefit Rider, and any premium tax, unless otherwise required by state and/or federal law. Some states may require a longer free look period. Where the Accumulation Value is refunded, you will have borne the investment risk and been entitled to the benefit of the investment performance of the chosen Subaccounts during the time the Policy was in force.

            In the case of IRA's and states that require the return of Premium Payments, we will refund the greater of: (i) Premium Payments or (ii) Accumulation Value plus any amount we have deducted for state premium taxes. LSW may require that all Accumulation Value allocated to the Variable Account initially be held in the Market Street Money Market Subaccount. At the end of the free look period, we will allocate Accumulation Value among the Subaccounts based on the allocation percentages specified in the application. For this purpose, we assume the free look period ends 20 days after the date the Policy is issued.

            In order to revoke the Policy, it must be mailed or delivered to our Home Office. Mailing or delivery must occur on or before 10 days after receipt of the Policy for revocation to be effective, except where we require the allocation of Accumulation Value to the Market Street Money Market Subaccount for the free look period. In order to revoke the Policy, if it has not been received, written notice must be mailed or delivered to our Home Office.

            The liability of the Variable Account under this provision is limited to the Accumulation Value in each Subaccount on the date of revocation. Any additional amounts refunded to you will be paid by us.

LOAN PRIVILEGE - QUALIFIED POLICIES AND TAX SHELTERED ANNUITIES

            Prior to the Annuitization Date, if you own a Qualified Policy under section 401(a) (which includes section 401(k) plans) or 403(a) of the Code, or a section 403(b) Tax Sheltered Annuity Policy, you may receive a loan, subject to the terms of the Policy, the Plan, and the Code, which may impose restrictions on loans.

            Loans from eligible Policies are available beginning one year after the Date of Issue. You may borrow a minimum of $1500. The maximum loan balance which may be outstanding at any time is 50% of the Accumulation Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one-year period, which may be more than the amount outstanding at the time of the loan if an interest payment or principal repayment has been made. Only one loan may be outstanding with respect to any one Policy at any time. Loans may only be secured by the Accumulation Value.

            All loans are made from the Collateral Fixed Account. An amount equal to the principal amount of the loan will be transferred to the Collateral Fixed Account. Unless you otherwise instruct, we will transfer to the Collateral Fixed Account an amount equaling the loan from the Subaccounts of the Variable Account and unloaned portion of the Fixed Account in the same proportion that such amounts bear to the total Accumulation Value. No CDSC is deducted at the time of the loan, or on any transfers to the Collateral Fixed Account. If you provide specific instructions, loan amounts must be taken first from the Variable Account, and may only be taken from the unloaned portion of the Fixed Account to the extent that the Accumulation Value in the Variable Account is insufficient to provide the loan. If we cannot process the loan in accordance with your instructions, then the loan will not be processed until we receive further instructions from you.

            Until the loan has been repaid in full, that portion of the Collateral Fixed Account equal to the outstanding loan balance shall be credited on each Policy Anniversary with interest at an annual rate declared from time to time by LSW, but will never be less than an annual rate of 3.0%. Specific loan terms are disclosed at the time of loan application or loan issuance.

            Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the your principal residence must be repaid within 15 years. During the loan term, the outstanding balance of the loan will continue to accrue interest at an annual rate specified in the loan agreement. Once established, this interest rate will be fixed for the life of the loan. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Loan principal repayments will, on the date they are received, be allocated among the Fixed Account and Subaccounts of the Variable Account in accordance with the allocation of Net Premium Payments then in effect.

            If you surrender the Policy while the loan is outstanding, you will receive the Cash Surrender Value. If the Owner/Annuitant dies while the loan is outstanding, the Death Benefit will also be reduced to reflect the amount of the loan outstanding plus accrued interest. If annuity payments start while the loan is outstanding, the Accumulation Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, we may restrict any transfer of the Policy which would otherwise qualify as a transfer as permitted in the Code.

            If a loan payment is not made when due, interest will continue to accrue. If a loan payment is not made within 31 days of when it was due, then the entire balance of the loan is considered in default. This amount may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. If you are not eligible to take a distribution pursuant to the Policy or plan provisions, the deemed distribution will be reportable for tax purposes, but will not be offset against the Policy Value until such time as a distribution may be made.

            Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Policy may still be taxable in whole or part if the participant has additional loans from other plans or policies. We will calculate the maximum nontaxable loan based on the information provided by the participant or the employer.

            All payments received from you will be considered loan repayments. Any payments received from your employer will be considered premium payments unless specifically identified as loan repayments. We reserve the right to modify the terms or procedures associated with the loan privilege in the event of a change in the laws or regulations relating to the treatment of loans. We also reserve the right to assess a loan processing fee. IRA's and Non-Qualified
Policies are not eligible for loans. (See "Non-Qualified Policies", page    and
"Individual Retirement Annuities", page    )

SURRENDER AND WITHDRAWAL

            At any time prior to the Annuitization Date (or thereafter if Payment Option 1 has been elected) you may, by sending us a proper written application we deem in good order, surrender the Policy. "Proper written application" means that you must request the surrender in writing and include the Policy. We may require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guaranty.

            We will, upon receipt of any such written request, pay to you the Cash Surrender Value. The Cash Surrender Value will be reduced by any applicable CDSC (see "Contingent Deferred Sales Charge"), as well as any outstanding loan and accrued interest and, in certain states, a premium tax charge (see "Premium
Taxes", page    ). The Cash Surrender Value may be more or less than the total of Premium Payments you made, depending on the market value of the underlying Fund shares, the amount of any applicable CDSC, and other factors.

            We will normally not permit Withdrawal or surrender of Premium Payments made by check within the 15 calendar days prior to the date the request for Withdrawal or surrender is received.

            At any time before the death of the Owner and after 30 days from the Date of Issue, the Owner may make a Withdrawal of a portion of the Cash Surrender Value. The minimum Withdrawal is $500. At least $3500 in Accumulation Value must remain after any Withdrawal.

            Generally, Withdrawals in the first Policy Year and Withdrawals in excess of 10% of the Accumulation Value as of the most recent Policy Anniversary in any Policy Year prior to the sixteenth Policy Year are subject to the CDSC.
See "Contingent Deferred Sales Charge", page    . However, see "Available
Automated Fund Management Features-Systematic Withdrawals" page    , for
information on a limited means of making systematic Withdrawals in the first year free of the CDSC. Withdrawals will be deemed to be taken from Net Premium Payments in chronological order, with the oldest Net Premium Payment being withdrawn first. This method will tend to minimize the amount of the CDSC.

            The Withdrawal will be taken from the Subaccounts based on your instructions at the time of the Withdrawal. During the first Policy Year, we may require that Withdrawals be taken pro rata from the Subaccounts and the unloaned portion of the Fixed Account. If you provide specific instructions, amounts must be deducted first from the Variable Account and may only be deducted from the unloaned portion of the Fixed Account to the extent that the Accumulation Value in the Variable Account is insufficient to accomplish the Withdrawal. If specific allocation instructions are not provided, the Withdrawal will be deducted pro rata from the Subaccounts and from the unloaned portion of the Fixed Account. Any CDSC associated with a Withdrawal will be deducted from the Subaccounts and from the Fixed Account based on the allocation percentages of the Withdrawal. Any amount of CDSC that we deduct from a Subaccount which is in excess of the available value in that Subaccount will be deducted pro rata among the remaining Subaccounts and the unloaned portion of the Fixed Account. If the Withdrawal cannot be processed in accordance with your instructions, then it will not be processed until we receive further instructions.

        A surrender or a Withdrawal may have tax consequences. See "Federal
Income Tax Considerations", page    .

PAYMENTS

            We will pay any funds surrendered or withdrawn from the Variable Account within 7 days of receipt of your request. However, we reserve the right to suspend or postpone the date of any payment or transfer of any benefit or values for any Valuation Period:

            (1) when the New York Stock Exchange ("Exchange") is closed,

            (2) when trading on the Exchange is restricted,

            (3) when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

            (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of security holders.

The applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (2) and (3) exist.

            We reserve the right to delay payment of any amounts allocated to the Fixed Account which are payable as a result of a surrender, Withdrawal or loan for up to six months after we receive a written request in a form satisfactory to us.

SURRENDERS AND WITHDRAWALS UNDER A TAX SHELTERED ANNUITY POLICY

            Where the Policy has been issued as a Tax Sheltered Annuity, the Owner may surrender or make a Withdrawal of part or all of the Accumulation Value at any time this Policy is in force prior to the earlier of the Annuitization Date or the death of the Designated Annuitant except as provided below:

        (a) The surrender or Withdrawal of Accumulation Value attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Code Section 402(g)(3)(A) or (C)), or transfers from a Custodial Account described in Section 403(b)(7) of the Code, may be executed only:

            1. when the Owner attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Code
                    Section 72(m)(7)); or

            2.      in the case of hardship (as defined for purposes of Code
                    Section 401 (k)), provided that any surrender of Accumulation Value in the case of hardship may not include any income attributable to salary reduction contributions.

        (b) The surrender and Withdrawal limitations described in (a) above for Tax Sheltered Annuities apply to:

            1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

            2. earnings credited to such policies after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

            3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings, and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

        (c) Any Distribution other than the above, including exercise of a contractual ten-day free look provision (when available) may result in the immediate application of taxes and penalties and/or retroactive disqualification of a Qualified Policy or Tax Sheltered Annuity.

            A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification in the event of a ten-day free look, LSW will agree to transfer the proceeds to another policy which meets the requirements of Section 403(b) of the Code, upon proper direction by the Owner. The foregoing is LSW's understanding of the withdrawal restrictions which are currently applicable under Section 403(b)(11) and Revenue Ruling 90-24. Such restrictions are subject to legislative change and/or reinterpretation from time to time. Distributions pursuant to Qualified Domestic Relations Orders will not be considered to be a violation of the restrictions stated in this provision.

            The Policy surrender and Withdrawal provisions may also be modified pursuant to the plan terms and Code tax provisions for Qualified Policies.

TELEPHONE TRANSACTION PRIVILEGE

            If you elect the telephone transaction privilege, you may make changes in Net Premium Payment allocation, transfers, initiate dollar cost averaging or portfolio rebalancing, and, in the case of Tax Deferred Annuity Policies, take loans of up to $10,000, by providing instructions to us at our Home Office over the telephone. You can make the election either on the application for the Policy or by providing a proper written authorization to us. You may, if you so choose, authorize your LSW agent, to make telephone transactions. We reserve the right to suspend telephone transaction privileges at any time and for any reason.

        We employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we follow these procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. We may be liable for any such losses if those reasonable procedures are not followed.

        The procedures to be followed for telephone transfers will include one or more of the following:

        (1) requiring some form of personal identification prior to acting on instructions received by telephone,

        (2) providing written confirmation of the transaction, and

        (3) making a tape recording of the instructions given by telephone.

AVAILABLE AUTOMATED FUND MANAGEMENT FEATURES

        We currently offer the following free automated fund management features. However, we are not legally obligated to continue to offer these features, and we may cease offering one or more of such features at any time, after providing 60 days prior written notice to all Owners who are currently utilizing the features being discontinued. Only one automated fund management feature is available under any single Policy at one time.

        Dollar Cost Averaging. This feature permits you to automatically transfer funds from the Money Market Subaccount to any other Subaccounts on a monthly basis. You may elect it at issue by marking the appropriate box on the initial application, and completing the appropriate instructions, or after issue by filling out similar information on a change request form and sending it to us.

        If you elect this feature, each month on the Monthly Policy Date we will take the amount to be transferred from the Money Market Subaccount and transfer it to the Subaccount or Subaccounts designated to receive the funds. This procedure starts with the Monthly Policy Date next succeeding the Date of Issue, or next succeeding the date of an election subsequent to purchase and stops when the amount in the Money Market Fund is depleted. The minimum monthly transfer by Dollar Cost Averaging is $100, except for the transfer which reduces the amount in the Money Market Subaccount to zero. You may discontinue Dollar Cost Averaging at any time by sending an appropriate change request form to us.

        This feature allows you to move funds into the various investment classes on a more gradual and systematic basis than the frequency on which Premium Payments ordinarily are made. The periodic investment of the same amount will result in higher numbers of units being purchased when unit prices are lower, and lower numbers of units being purchased when unit prices are higher. Over time, this will result in a lower cost per unit than the average of the unit costs on the days on which the automated purchases are made. This technique will not assure a profit or protect against a loss in declining markets. For the dollar cost averaging technique to be effective, amounts should be available for allocation from the Money Market Subaccount through periods of low price levels as well as higher price levels.

        Portfolio Rebalancing. This feature permits you to automatically rebalance the value in the Subaccounts on a monthly, quarterly, semi-annual or annual basis, based on the premium allocation percentages in effect at the time of the rebalancing. You may elect it at issue by marking the appropriate box on the initial application, or, after issue, by completing a change request form and sending it to us.

        In Policies utilizing Portfolio Rebalancing from the Date of Issue, an automatic transfer takes place which causes the percentages of the current values in each Subaccount to match the current premium allocation percentages. This procedure starts with the Monthly Policy Date three, six or twelve months after the Date of Issue, and continues on each Monthly Policy Date three, six or twelve months thereafter. Policies electing Portfolio Rebalancing after issue will have the first automated transfer occur as of the Monthly Policy Date on or next following the date that the election is received. Subsequent rebalancing transfers occur every three, six or twelve months thereafter. You may discontinue Portfolio Rebalancing at any time by submitting an appropriate change request form.

        If you change the Policy's premium allocation percentages, Portfolio Rebalancing will automatically be discontinued unless you specifically direct otherwise.

        Portfolio Rebalancing results in periodic transfers out of Subaccounts that have had relatively favorable investment performance, and into Subaccounts which have had relatively unfavorable investment performance.

            Systematic Withdrawals. At any time after one year from the Date of Issue, if the Accumulation Value at the time of initiation of the program is at least $15,000, you may elect in writing to take systematic Withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual or annual basis. You may provide specific instructions as to how the systematic Withdrawals are to be taken, but the Withdrawals must be taken first from the Subaccounts, and may only be taken from the unloaned portion of the Fixed Account to the extent that the Accumulation Value in the Variable Account is insufficient to accomplish the Withdrawal. If you have not provided specific instructions, or if specific instructions cannot be carried out, we will process the Withdrawals by taking Accumulation Units from all of the Subaccounts in which you have an interest and the unloaned portion of the Fixed Account, on a pro rata basis. Each systematic Withdrawal is subject to federal income taxes. In addition, a 10% federal penalty tax may be assessed on systematic Withdrawals if you are under age 59 1/2. If you direct, we will withhold federal income taxes from each systematic Withdrawal. A systematic Withdrawal program terminates automatically when a systematic Withdrawal would cause the remaining Accumulation Value to be $3,500 or less. If this happens, then the systematic Withdrawal transaction causing the Accumulation Value to fall below $3500 will not be processed. You may discontinue systematic Withdrawals at any time by notifying us in writing.

            A CDSC may apply to systematic Withdrawals in accordance with the
considerations set forth in "Contingent Deferred Sales Charge", page    . If you
withdraw amounts pursuant to a systematic Withdrawal program, then you may withdraw in each Policy Year after the first Policy Year without a CDSC an amount up to 10% of the Accumulation Value as of the most recent Policy Anniversary. Both Withdrawals you request and Withdrawals pursuant to a systematic Withdrawal program will count toward the limit of the amount that may be withdrawn in any

Policy Year free of the CDSC. In addition, any amount withdrawn to meet minimum Distribution requirements under the Code shall be free of CDSC.

            Limited systematic Withdrawals are also available in the first Policy Year (but after 30 days from issue). These systematic Withdrawals are limited to monthly systematic Withdrawal programs only. The maximum aggregate amount for the remaining months of the first Policy Year is 10% of the Accumulation Value. These systematic Withdrawals will not be subject to a CDSC. The other rules for systematic Withdrawals made after the first Policy Year, including the $15,000 minimum Accumulation Value, minimum $100 payment, and allocation rules, will apply to these systematic Withdrawals.

POLICY RIGHTS UNDER CERTAIN PLANS

        Policies may be purchased in connection with a plan sponsored by an employer. In such cases, all rights under the Policy rest with the Owner, which may be the employer or other obligor under the plan, and benefits available to participants under the plan are governed solely by the provisions of the plan. Accordingly, some of the options and elections under the Policy may not be available to participants under the provisions of the plan. In such cases, participants should contact their employers for information regarding the specifics of the plan.

                                THE FIXED ACCOUNT

            Net Premium Payments under the Fixed Account portion of the Policy and transfers to the Fixed Account portion are part of our general account, which support insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account are not registered under the Securities Act of 1933 ("Securities Act"), nor is the general account registered as an investment company under the Investment Company Act. Accordingly, neither the general account nor any interest therein are generally subject to the provisions of the Securities Act or Investment Company Act, and we have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which relate to the guaranteed interest portion. Disclosures regarding the Fixed Account portion of the Policy and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

            The Fixed Account is made up of all our general assets, other than those in the Variable Account and any other segregated asset account. Fixed Account Net Premium Payments will be allocated to the Fixed Account by election of the Owner at the time of purchase or by a later change in allocation of Net Premium Payments. We will invest the assets of the Fixed Account in those assets we choose and allowed by applicable law.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

            The Accumulation Value held in the Fixed Account which is not held in a Collateral Fixed Account is guaranteed to accumulate at a minimum effective annual interest rate of 3.0%. We may credit the non-loaned Accumulation Value in the Fixed Account with current rates in excess of the minimum guarantee but we are not obligated to do so. We have no specific formula for determining current interest rates. Since we, in our sole discretion, anticipate changing the current interest rate from time to time, allocations to the Fixed Account made at different times are likely to be credited with different current interest rates. We declare an interest rate each month to apply to amounts allocated or transferred to the Fixed Account in that month. The rate declared on such amounts remains in effect for twelve months. At the end of the 12-month period, we reserve the right to declare a new current interest rate on such amounts and accrued interest thereon (which may be a different current interest rate than the current interest rate on new allocations to the Fixed Account on that date). We determine any interest credited on the amounts in the Fixed Account in excess of the minimum guaranteed rate of 3.0% per year in our discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate. Amounts allocated to the Fixed Account do not share in the investment performance of our general account or any portion thereof.

            Amounts deducted from the unloaned portion of the Fixed Account for Optional Benefits charges, the Annual Policy Fee, loans or transfers to the Variable Account are, for the purpose of crediting interest, accounted for on a last in, first out basis. Amounts deducted from the unloaned portion of the Fixed Account for Withdrawals are accounted for on a first in, first out basis for such purpose.

            LSW reserves the right to change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 3.0% per annum or shorten the period for which the interest rate applies to less than 12 months.

                      OPTIONAL ENHANCED DEATH BENEFIT RIDER

            You may at your option include the Enhanced Death Benefit Rider in your Policy. It is subject to the restrictions and limitations set forth in the Rider. Election of this optional benefit involves an additional cost. This Rider may not be available in all states. If you elected the Enhanced Death Benefit Rider, then the following enhanced death benefit will be payable to the Beneficiary if you (or the first of Joint Owners) die prior to reaching age 81 (on an age nearest birthday basis):

                         the highest of

            (a) Accumulation Value;

            (b) the total of all Net Premium Payments, less all Withdrawals, and less any outstanding loan and accrued interest, and

            (c) the largest Accumulation Value as of any prior Policy
                Anniversary after the Enhanced Death Benefit Rider was applicable to the Policy, plus any Net Premium Payments and less any Withdrawals (including any CDSC deducted in connection with such Withdrawals), loan and accrued interest since such Policy Anniversary (we calculate this as of the date we receive due proof of death.

Any applicable premium tax charge payable on your death will be applied to reduce the value of the above determined enhanced death benefit (see "Premium
Taxes, page    ).

            If you (or the first of Joint Owners) dies at age 81 or later, the death benefit will not be enhanced and will be an amount equal to Accumulation Value, less any applicable premium tax charge.

            The Enhanced Death Benefit Rider is available at issue if you are age 75 and younger. It is available after issue if you are age 75 or younger only on a Policy Anniversary, and only if at the time of the Rider is requested the Accumulation Value is greater than the total of all Net Premium Payments less all Withdrawals.

            The annual charge for this Rider is 0.20% of Accumulation Value. After you reach age 80, on an age nearest birthday basis, we discontinue the
charge. See "Charge for Optional Enhanced Death Benefit Rider", page    .

            We distribute the Enhanced Death Benefit in the same manner as the
normal Death Benefit. See "Death of Owner", page    .

                        FEDERAL INCOME TAX CONSIDERATIONS

            The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws.

            If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your policy is called a Qualified Policy. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Policy. The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan.

TAXATION OF NON-QUALIFIED POLICIES

            Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Policy, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Policy (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and if you are contemplating a prospective owner that is not a natural person, you should discuss these exceptions with a tax adviser.

            The following discussion generally applies to Policies owned by natural persons.

            Withdrawals. When a withdrawal from a Non-Qualified Policy occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Policy (generally, the premiums or other consideration paid for the Policy, reduced by the amount previously distributed from the Policy that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Policy, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Policy.

            Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Policy, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

            -       made on or after the taxpayer reaches age 59 1/2

            -       made on or after the death of an Owner;

            -       attributable to the taxpayer's becoming disabled; or

            - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

            Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Policy ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Policy has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

            Taxation of Death Benefit Proceeds. Amounts may be distributed from a Policy because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

            Transfers, Assignments or Exchanges of a Policy. A transfer or assignment of ownership of a Policy, the designation of an annuitant, the selection of certain maturity dates, or the exchange of a Policy may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

            Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

            Multiple Policies. All annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED POLICIES

            The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Policy may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Policy. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Policy comply with the law.

            Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of $2,000 or 100% of adjusted gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional Enhanced Death Benefit provision in the Policy comports with IRA qualification requirements.

            SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $6,000 (as increased for cost of living adjustments). The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

            Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or
(2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

            Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Policy is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Policy. The Policy includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the account value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

            Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

            Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Policy can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. All such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

            Other Tax Issues. Qualified Policies have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

            Distributions from Qualified Policies generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions.

            "Eligible rollover distributions" from section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

POSSIBLE TAX LAW CHANGES

            Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

            We have the right to modify the Policy in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

CHARGE FOR TAX PROVISIONS

            LSW is no longer required to maintain a capital gain reserve liability on Non-Qualified Policies since capital gains attributable to assets held in the Variable Account for such Policies are not taxable to LSW. However, LSW reserves the right to implement and adjust the tax charge in the future, if the tax laws change.

                                GENDER NEUTRALITY

            In 1983, the United States Supreme Court held that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964 vary between men and women on the basis of sex. The Court applied its decision to benefits derived from contributions made on or after August 1, 1983. Lower federal courts have since held that the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, some states prohibit using sex-distinct mortality tables.

            The Policy uses sex-distinct actuarial tables, unless state law requires the use of sex-neutral actuarial tables. As a result, the Policy generally provides different benefits to men and women of the same age. Employers and employee organizations which may consider buying Policies in connection with any employment-related insurance or benefits program should consult their legal advisors to determine whether the Policy is appropriate for this purpose.

                                  VOTING RIGHTS

            Voting rights under the Policies apply only with respect to Net Premium Payments or accumulated amounts allocated to the Variable Account.

            In accordance with our view of present applicable law, we vote the shares of the Funds held in the Variable Account at regular and special meetings of the shareholders of the Funds. These shares are voted in accordance with your instructions if you have an interest in the Variable Account. If the Investment Company Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the Funds in our own right, we may elect to do so.

            The person having the voting interest under a Policy is the Owner. The number of Fund shares attributable to each Owner is determined by dividing the Owner's interest in each Subaccount by the net asset value of the Fund corresponding to the Subaccount.

            We determine the number of shares which a person has the right to vote on a date we choose not more than 90 days prior to the meeting of the Fund. We solicit voting instructions by written communication at least 21 days prior to such meeting.

            We vote Fund shares held in the Variable Account as to which no timely instructions are received in the same proportions as the voting instructions we receive with respect to all Policies participating in the Variable Account.

            Each person having a voting interest will receive periodic reports relating to the Funds, proxy material and a form with which to give such voting instructions.

                           CHANGES TO VARIABLE ACCOUNT

            We reserve the right to create one or more new separate accounts, combine or substitute separate accounts, or to add new investment Funds for use in the Policies at any time. In addition, if the shares of the Funds described in this prospectus should no longer be available for investment by the Variable Account or if, in our judgment, further investment in such Fund shares should become inappropriate, we may eliminate Subaccounts, combine two or more Subaccounts or substitute one or more Funds for other Fund shares already purchased or to be purchased in the future by Net Premium Payments under the Policy. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission, and under such requirements as it may impose. We may also operate the Variable Account as a management investment company under the Investment Company Act, deregister the Variable Account under the Investment Company Act (if such registration is no longer required), transfer all or part of the assets of the Variable Account to another separate account or to the Fixed Account (subject to obtaining all necessary regulatory approvals), and make any other changes reasonably necessary under the Investment Company Act or applicable state law.

                                   ADVERTISING

YIELD

            A "yield" and "effective yield" may be advertised for the Market Street Money Market Portfolio Subaccount. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Subaccount's units. Yield is an annualized figure, which means that it is assumed that the Subaccount generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the Securities and Exchange Commission. The effective yield will be slightly higher than yield due to this compounding effect.

PERFORMANCE

            We may also from time to time advertise the performance of the Subaccounts of the Variable Account relative to the performance of other variable annuity Subaccounts or underlying Funds with similar or different objectives, or the investment industry as a whole. Other investments to which the Subaccounts may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; CDs; bank money market deposit accounts and passbook savings; and the Consumer Price Index.

            MARKET COMPARISONS. The Subaccounts of the Variable Account may also be compared to certain market indexes, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; Bank Rate Monitor National Index of 2 Year CD Rates; and Dow Jones Industrial Average.

            Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to: Lipper Analytical Services, Inc., CDA/ Wiesenberger, Morningstar, Donoghue's; magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, National Underwriter, U.S. News and World Report; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity funds based upon total return performance. These rating services and publications rank the performance of the Funds against all funds over specified periods and against funds in specified categories. The rankings may or may not include the effects of sales or other charges.

            RATING SERVICES. We are also ranked and rated by independent financial rating services, among which are A.M. Best and Duff & Phelps. The purpose of these ratings is to reflect our financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the Policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

            HISTORICAL PERFORMANCE. We may from time to time advertise several types of historical performance for the Subaccounts of the Variable Account. We may advertise for the Subaccounts "Standardized Average Annual Total Return", calculated in a manner prescribed by the Securities and Exchange Commission, nonstandardized and adjusted historic "total return".

            STANDARDIZED AVERAGE ANNUAL TOTAL RETURN. "Standardized Average Annual Total Return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for at least the most recent one, five and ten year period, or for a period covering the time the Subaccount has been in existence, if the Subaccount has not been in existence for one of the prescribed periods. This calculation will reflect the deduction of all applicable charges made to the Policies except for premium taxes, which may be imposed by certain states.

   As of December 31, 1998, the Subaccounts had not yet commenced operations. Once the Subaccounts have been in operation for a full year, we will begin to calculate Standardized Average Annual Total Return for the Subaccounts.

            OTHER TOTAL RETURNS. Other "total returns" include nonstandardized Subaccount average annual total returns and adjusted historic fund average annual total return.

            Nonstandardized Subaccount Average Annual Total Return.
            -------------------------------------------------------
Nonstandardized subaccount "average annual total return" will be calculated in a similar manner and for the same time periods as the standardized average annual total return but will assume an initial investment of $10,000 and will not reflect the deduction of any applicable CDSC, which, if reflected, would decrease the level of performance shown. The CDSC is not reflected because the Policies are designed for long term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Policy than does the $1,000 figure used in calculating the Standardized Average Annual Total Return quotations. Nonstandardized Subaccount performance data will only be disclosed if Standardized Average Annual Total Return for the Subaccounts for the required periods is also disclosed.

            ADJUSTED HISTORIC FUND AVERAGE ANNUAL TOTAL RETURN. In addition, historic performance data may be presented for the Funds since their inception, reduced by some or all of the fees and charges under the Policies. Such adjusted historic Fund performance includes data that precedes the inception date of the Subaccounts. This data is designed to show performance that would have resulted if the Policy had been in existence during that time. Adjusted historic Fund performance data will be shown only if standardized average annual total return for the Subaccounts is also shown.

            The charts below show adjusted historic fund average annual total return for the indicated periods. For the purposes of calculating Adjusted Historic Fund Average Annual Total Return, the Mortality and Expense Risk Charge of 1.25%, the Administration Charge of 0.15%, the Annual Policy Fee of $30, and (if so indicated) the applicable CDSC were deducted.

            Based on the method of calculation described above, the Adjusted Historic Fund Average Annual Total Return for the periods ending December 31, 1998 were:

               ADJUSTED HISTORIC FUND AVERAGE ANNUAL TOTAL RETURN
            (ASSUMING ENHANCED DEATH BENEFIT RIDER IS NOT ELECTED AND
              THE CONTINGENT DEFERRED SALES CHARGE IS NOT DEDUCTED)

-----------------------------------------------------------------------------------------------------------------------------------
                                            1 YEAR TO         5 YEARS TO        10 YEARS TO         LIFE OF FUND         DATE FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                            12/31/98          12/31/98          TO 12/31/98         12/31/98             EFFECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
   Alger American Small Capitalization      %                 %                 %                   %                    9/21/88
-----------------------------------------------------------------------------------------------------------------------------------
   Alger American Growth                                                                                                 1/9/89
-----------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Fund-Equity Income                                                                                       10/9/86
-----------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Fund-Growth                                                                                              10/9/86
-----------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Fund-High Income                                                                                         9/19/85
-----------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Fund-Overseas                                                                                            1/28/87
-----------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Fund II-Index 500                                                                                        8/27/92
-----------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Fund II-Contrafund                                                                                       1/3/95
-----------------------------------------------------------------------------------------------------------------------------------
   Market Street Growth                                                                                                  2/24/84
-----------------------------------------------------------------------------------------------------------------------------------
   Market Street Sentinel Growth                                                                                         3/18/96
-----------------------------------------------------------------------------------------------------------------------------------
   Market Street Aggressive Growth                                                                                       5/1/89
-----------------------------------------------------------------------------------------------------------------------------------
   Market Street Managed                                                                                                 12/12/85
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
   Market Street Bond                                                                                                    2/24/84
-----------------------------------------------------------------------------------------------------------------------------------
   Market Street International                                                                                           11/1/91
-----------------------------------------------------------------------------------------------------------------------------------
   Market Street Money Market                                                                                            2/24/84
-----------------------------------------------------------------------------------------------------------------------------------
   Strong Opportunity Fund II, Inc.                                                                                      5/8/92
-----------------------------------------------------------------------------------------------------------------------------------
   Strong Growth Fund II                                                                                                 1/1/97
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


               ADJUSTED HISTORIC FUND AVERAGE ANNUAL TOTAL RETURN
            (ASSUMING ENHANCED DEATH BENEFIT RIDER IS NOT ELECTED AND
                THE CONTINGENT DEFERRED SALES CHARGE IS DEDUCTED)

------------------------------------------------------------------------------------------------------------------------------------
1 YEAR TO                                      5 YEARS TO        10 YEARS TO       LIFE OF FUND      DATE FUND
------------------------------------------------------------------------------------------------------------------------------------
                                               12/31/98          12/31/98          TO 12/31/98       12/31/98             EFFECTIVE
------------------------------------------------------------------------------------------------------------------------------------
   Alger American Small Capitalization         %                 %                 %                     %                9/21/88
------------------------------------------------------------------------------------------------------------------------------------
   Alger American Growth                                                                                                  1/9/89
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Fund-Equity Income                                                                                        10/9/86
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Fund-Growth                                                                                               10/9/86
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Fund-High Income                                                                                          9/19/85
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Fund-Overseas                                                                                             1/28/87
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Fund II-Index 500                                                                                         8/27/92
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Fund II-Contrafund                                                                                        1/3/95
------------------------------------------------------------------------------------------------------------------------------------
   Market Street Growth                                                                                                   2/24/84
------------------------------------------------------------------------------------------------------------------------------------
   Market Street Sentinel Growth                                                                                          3/18/96
------------------------------------------------------------------------------------------------------------------------------------
   Market Street Aggressive Growth                                                                                        5/1/89
------------------------------------------------------------------------------------------------------------------------------------
   Market Street Managed                                                                                                  12/12/85
------------------------------------------------------------------------------------------------------------------------------------
   Market Street Bond                                                                                                     2/24/84
------------------------------------------------------------------------------------------------------------------------------------
   Market Street International                                                                                            11/1/91
------------------------------------------------------------------------------------------------------------------------------------
   Market Street Money Market                                                                                             2/24/84
------------------------------------------------------------------------------------------------------------------------------------
   Strong Opportunity Fund II, Inc.                                                                                       5/8/92
------------------------------------------------------------------------------------------------------------------------------------
   Strong Growth Fund II                                                                                                  1/1/97
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------


               ADJUSTED HISTORIC FUND AVERAGE ANNUAL TOTAL RETURN
              (ASSUMING ENHANCED DEATH BENEFIT RIDER IS ELECTED AND THE CONTINGENT DEFERRED SALES CHARGE IS NOT DEDUCTED)

------------------------------------------------------------------------------------------------------------------------------------
                                              1 YEAR TO         5 YEARS TO        10 YEARS TO          LIFE OF FUND       DATE FUND
------------------------------------------------------------------------------------------------------------------------------------
                                              12/31/98          12/31/98          TO 12/31/98          12/31/98           EFFECTIVE
------------------------------------------------------------------------------------------------------------------------------------
   Alger American Small Capitalization        %                 %                 %                    %                  9/21/88
------------------------------------------------------------------------------------------------------------------------------------
   Alger American Growth                                                                                                  1/9/89
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Fund-Equity Income                                                                                        10/9/86
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Fund-Growth                                                                                               10/9/86
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Fund-High Income                                                                                          9/19/85
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Fund-Overseas                                                                                             1/28/87
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Fund II-Index 500                                                                                         8/27/92
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Fund II-Contrafund                                                                                        1/3/95
------------------------------------------------------------------------------------------------------------------------------------
   Market Street Growth                                                                                                   2/24/84
------------------------------------------------------------------------------------------------------------------------------------
   Market Street Sentinel Growth                                                                                          3/18/96
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
   Market Street Aggressive Growth                                                                                        5/1/89
------------------------------------------------------------------------------------------------------------------------------------
   Market Street Managed                                                                                                  12/12/85
------------------------------------------------------------------------------------------------------------------------------------
   Market Street Bond                                                                                                     2/24/84
------------------------------------------------------------------------------------------------------------------------------------
   Market Street International                                                                                            11/1/91
------------------------------------------------------------------------------------------------------------------------------------
   Market Street Money Market                                                                                             2/24/84
------------------------------------------------------------------------------------------------------------------------------------
   Strong Opportunity Fund II, Inc.                                                                                       5/8/92
------------------------------------------------------------------------------------------------------------------------------------
   Strong Growth Fund II                                                                                                  1/1/97
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

               ADJUSTED HISTORIC FUND AVERAGE ANNUAL TOTAL RETURN
              (ASSUMING ENHANCED DEATH BENEFIT RIDER IS ELECTED AND
                THE CONTINGENT DEFERRED SALES CHARGE IS DEDUCTED)

------------------------------------------------------------------------------------------------------------------------------------
                                               1 YEAR TO         5 YEARS TO        10 YEARS TO        LIFE OF FUND         DATE
                                               12/31/98          12/31/98          TO 12/31/98        12/31/98             EFFECTIVE
------------------------------------------------------------------------------------------------------------------------------------
   Alger American Small Capitalization         %                 %                 %                  %                    9/21/88
------------------------------------------------------------------------------------------------------------------------------------
   Alger American Growth                                                                                                   1/9/89
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Fund-Equity Income                                                                                         10/9/86
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Fund-Growth                                                                                                10/9/86
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Fund-High Income                                                                                           9/19/85
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Fund-Overseas                                                                                              1/28/87
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Fund II-Index 500                                                                                          8/27/92
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Fund II-Contrafund                                                                                         1/3/95
------------------------------------------------------------------------------------------------------------------------------------
   Market Street Growth                                                                                                    2/24/84
------------------------------------------------------------------------------------------------------------------------------------
   Market Street Sentinel Growth                                                                                           3/18/96
------------------------------------------------------------------------------------------------------------------------------------
   Market Street Aggressive Growth                                                                                         5/1/89
------------------------------------------------------------------------------------------------------------------------------------
   Market Street Managed                                                                                                   12/12/85
------------------------------------------------------------------------------------------------------------------------------------
   Market Street Bond                                                                                                      2/24/84
------------------------------------------------------------------------------------------------------------------------------------
   Market Street International                                                                                             11/1/91
------------------------------------------------------------------------------------------------------------------------------------
   Market Street Money Market                                                                                              2/24/84
------------------------------------------------------------------------------------------------------------------------------------
   Strong Opportunity Fund II, Inc.                                                                                        5/8/92
------------------------------------------------------------------------------------------------------------------------------------
   Strong Growth Fund II                                                                                                   1/1/97
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

            All performance information and comparative material advertised by LSW is historical in nature and is not intended to represent or guarantee future results. An Owner's Accumulation Value at redemption may be more or less than original cost.

                          DISTRIBUTION OF THE POLICIES

            The principal underwriter for the Policies is ESI, which is an SEC-registered broker-dealer firm which is a member of the National Association of Securities Dealers, Inc. ESI is a wholly-owned subsidiary of National Life Insurance Company, which owns a majority of the outstanding stock of LSW. ESI was formed in Vermont on October 7, 1968. Its address is National Life Drive, Montpelier, Vermont 05604. ESI distributes a full line of securities products, including mutual funds, unit investment trusts, and variable insurance contracts, and provides individual securities brokerage services. The maximum commission payable for selling the Policies will generally be 6.5%; however, during an introductory period of approximately six months to be announced by LSW, the maximum commission payable on Policies purchased will be 7.0%. Commissions are lower with respect to Premium Payments received after the tenth Policy Anniversary.

                             STATEMENTS AND REPORTS

            We will mail to you, at your last known address of record, any statements and reports required by applicable laws or regulations. You should give us prompt notice of any address change. We will send a confirmation statement to you each time a transaction is made affecting your Variable Account Accumulation Value, such as making additional Premium Payments, transfers, exchanges or Withdrawals. Quarterly statements are also mailed detailing the Policy activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plans (such as a dollar cost averaging program) or salary reduction arrangement, you may receive confirmation of such transactions in their quarterly statements. You should review the information in these statements carefully. All errors or corrections must be reported to us immediately to assure proper crediting to your Policy. We will assume all transactions are accurately reported on quarterly statements or confirmation statements unless you notify us otherwise within 30 days after receipt of the statement. We will also send you each year an annual report and a semi-annual report containing financial statements for the Variable Account, as of December 31 and June 30, respectively.

                             PREPARING FOR YEAR 2000

         Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the year 2000 from the year 1900. Like all financial services providers, LSW utilizes computer systems that may be effected by Year 2000 transition issues, and LSW relies on service providers, including the Funds, that also may be affected. LSW has developed, and is in the process of implementing, a Year 2000 transition plan, and is confirming that its service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on LSW. However, as of the date of this prospectus, it is not anticipated that any Policy Owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. LSW currently anticipates that its computer systems will be Year 2000 compliant on or about June 30, 1999, but there can be no assurance that LSW will be successful, or that interaction with other service providers will not impair LSW's services at that time.

                                 OWNER INQUIRIES

            You may direct inquiries to LSW by writing to us at 1300 West Mockingbird Lane, Dallas, Texas 75247-4921, or calling 1-800-228-4579.

                                LEGAL PROCEEDINGS

            There are no material legal proceedings involving LSW or the Variable Account which are likely to have a material adverse effect upon the Variable Account or upon the ability of LSW to meet its obligations under the Policies. ESI is not engaged in any litigation of any material nature.

            LSW is a party to ordinary routine litigation incidental to its business, none of which is expected to have a material adverse effect upon its ability to meet its obligations under the Policies.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Life Insurance Company of the Southwest.........................................
Additional Policy Provisions....................................................
            The Policy..........................................................
            Misstatement of Age or Sex..........................................
            Dividends...........................................................
            Assignment..........................................................
Calculation of Yields and Total Returns.........................................
            Money Market Subaccount Yields......................................
            Other Subaccount Yields.............................................
            Average Annual Total Returns........................................
            Other Total Returns.................................................
            Effect of the Annual Policy Fee on Performance Data.................
Distribution of the Policies ...................................................
Safekeeping of Account Assets...................................................
State Regulation................................................................
Records and Reports.............................................................
Legal Matters...................................................................
Experts
Other Information...............................................................
Financial Statements:

                     LIFE INSURANCE COMPANY OF THE SOUTHWEST
                         LSW VARIABLE ANNUITY ACCOUNT I

                        RETIREMAX VARIABLE ANNUITY POLICY
                       STATEMENT OF ADDITIONAL INFORMATION



                                   OFFERED BY
                     LIFE INSURANCE COMPANY OF THE SOUTHWEST

                           1300 WEST MOCKINGBIRD LANE
                            DALLAS, TEXAS 75247-4921

           This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the RetireMax Variable Annuity Policy ("Policy") offered by Life Insurance Company of the Southwest. You may obtain a copy of the Prospectus dated May 1, 1999 by calling 1-800-228-4579, or writing to Life Insurance Company of the Southwest, 1300 West Mockingbird Lane, Dallas, Texas 75247-4921. Definitions of terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.

                   THIS STATEMENT OF ADDITIONAL INFORMATION IS
                   NOT A PROSPECTUS AND SHOULD BE READ ONLY IN
                 CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.



                                Dated May 1, 1999

                                TABLE OF CONTENTS

Life Insurance Company of the Southwest....................................
Additional Policy Provisions...............................................
       The Policy..........................................................
       Misstatement of Age or Sex..........................................
       Dividends...........................................................
       Assignment..........................................................
Calculation of Yields and Total Returns....................................
       Money Market Subaccount Yields......................................
       Other Subaccount Yields.............................................
       Average Annual Total Returns........................................
       Other Total Returns.................................................
       Effect of the Annual Policy Fee on Performance Data.................
Tax Status of the Policy...................................................
Distribution of the Policies ..............................................
Safekeeping of Account Assets..............................................
State Regulation...........................................................
Records and Reports........................................................
Legal Matters..............................................................
Experts
Other Information..........................................................
Financial Statements:
       1998-1997 Statutory Basis Financial Statements......................F-1

                     LIFE INSURANCE COMPANY OF THE SOUTHWEST

         Life Insurance Company of the Southwest ("LSW") has operated as a stock life insurance company since 1955 domiciled in the State of Texas, and has done business continuously as "Life Insurance Company of the Southwest."

                          ADDITIONAL POLICY PROVISIONS

The Policy

         The entire contract is made up of the Policy and the application. The statements made in the application are deemed representations and not warranties. LSW cannot use any statement in defense of a claim or to void the Policy unless it is contained in the application and a copy of the application is attached to the Policy at issue.

Misstatement of Age or Sex

         If the age or sex of the Chosen Human Being has been misstated, the amount which will be paid is that which is appropriate to the correct age and sex.

Dividends

         The Policy is participating; however, no dividends are expected to be paid on the Policy. If dividends are ever declared, they will be paid in cash.

Assignment

         Where permitted, the Owner may assign some or all of the rights under the Policy at any time during the lifetime of the Annuitant prior to the Annuitization Date. Such assignment will take effect upon receipt and recording by LSW at its Home Office of a written notice executed by the Owner. LSW assumes no responsibility for the validity or tax consequences of any assignment. LSW shall not be liable as to any payment or other settlement made by LSW before recording of the assignment. Where necessary for the proper administration of the terms of the Policy, an assignment will not be recorded until LSW has received sufficient direction from the Owner and assignee as to the proper allocation of Policy rights under the assignment.

         Any portion of Accumulation Value which is pledged or assigned shall be treated as a Distribution and shall be included in gross income to the extent that the cash value exceeds the investment in the Policy for the taxable year in which assigned or pledged. In addition, any Accumulation Values assigned may, under certain conditions, be subject to a tax penalty equal to 10% of the amount which is included in gross income. Assignment of the entire Accumulation Value may cause the portion of the Accumulation Value which exceeds the total investment in the Policy and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect. Qualified Policies are not eligible for assignment.

                     CALCULATION OF YIELDS AND TOTAL RETURNS

         From time to time, LSW may disclose yields, total returns, and other performance data pertaining to the Policies or a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

         Because of the charges and deductions imposed under a Policy, the yield for the Subaccounts will be lower than the yield for their respective Portfolios. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Policy. Premium taxes currently rate from 0% to 3.5% of premium based on the state in which the Policy is sold.

Money Market Subaccount Yields

         From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Market Street Money Market Portfolio or on its portfolio securities.

         This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Policy having a balance of 1 unit of the Money Market Subaccount at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the Annual Policy Fee; 2) Administration Charge; and 3) the Mortality and Expense Risk Charge. For purposes of calculating current yields for a Policy, an average per unit Annual Policy Fee is used based on the $30 Annual Policy Fee deducted at the beginning of each Policy Year. For the class of Policies with the Enhanced Death Benefit Rider, the charge for that optional benefit will be included. Current Yield will be calculated according to the following formula:

         Current Yield = ((NCS - ES) /UV) x (365/7)

         Where:

         NCS =    the net change in the value of the Portfolio
                  (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

         ES = per unit expenses attributable to the hypothetical account for the seven-day period.

         UV =     The unit value on the first day of the seven-day period.

         The effective yield of the Money Market Subaccount determined on a compounded basis for the same seven-day period may also be quoted.

         The effective yield is calculated by compounding the unannualized base period return according to the following formula:
                                               365/7
         Effective Yield = (1 + (NCS - ES)/UV))     - 1

         Where:

         NCS =    the net change in the value of the Portfolio
                  (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

         ES = per unit expenses attributable to the hypothetical account for the seven day period.

         UV =     The unit value on the first day of the seven-day period.

         Because of the charges and deductions imposed under the Policy, the yield for the Money Market Subaccount will be lower than the yield for the Market Street Money Market Portfolio.

         The current yield for the Money Market Subaccount as of December 31, 1998 was %, and the effective yield for that Subaccount as of the same date was
  %. These yields were calculated based on the performance of the Market Street Money Market Portfolio for the seven days ended December 31, 1998, and the assumption that the Money Market Subaccount was in existence for this period with the level of Policy charges that was in effect at the inception of the Money Market Subaccount.

         The current and effective yields on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Market Street Money Market Portfolio, the types of quality of portfolio securities held by the Market Street Money Market Portfolio and the Market Street Money Market Portfolio's operating expenses. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.

Other Subaccount Yields

         From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for a Policy for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Subaccount during a 30-day or one-month period is assumed to be generated each period over a 12-month period.

         The yield is computed by: 1) dividing the net investment income of the Portfolio attributable to the Subaccount units less Subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the Subaccount include the Annual Policy Fee, the Administration Charge and the Mortality and Expense Risk Charge. For the class of Policies with the Enhanced Death Benefit Rider, the charge for that optional benefit will be included. For purposes of calculating the 30-day or one -month yield, an average Annual Policy Fee per dollar of Accumulation Value in the Variable Account is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

                                               6
         Yield = 2 x (((NI - ES)/(U x UV)) + 1) -1)

         Where:

         NI =   net income of the Portfolio for the 30-day or one-month period attributable to the Subaccount's units.

         ES =   expenses of the Subaccount for the 30-day or one-month period.

         U =    the average number of units outstanding.

         UV = the unit value at the close (highest) of the last day in the 30-day or one-month period.

         Because of the charges and deductions imposed under the Policies, the yield for the Subaccount will be lower than the yield for the corresponding Fund.

         The yield on the amounts held in the Subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Subaccount's actual yield is affected by the types and quality of portfolio securities held by the Fund and its operating expenses.

         Yield calculations do not take into account the CDSC under the Policy equal to from 1% to 7% of premiums paid during the seven years prior to the surrender or Withdrawal (including the year in which the surrender is made) on amounts surrendered or withdrawn under the Policy (however, there will never be a CDSC after the fifteenth Policy Year). A Surrender Charge will not be imposed on Withdrawals in any Policy Year on an amount up to 10% of the Accumulation Value as of the most recent Policy Anniversary. However, if a Policy is subsequently surrendered within a year after taking a Withdrawal that benefits from the CDSC-free provision, then a CDSC will be assessed at the time of the surrender as if the surrender had been taken as a single step.

Standardized Average Annual Total Returns for the Subaccounts

                  Sales literature or advertisements may quote average annual total return for the Subaccounts for various periods of time. When the Subaccounts have been in operation for 1, 5 and 10 years, respectively, such standardized average annual total return for these periods will be provided. Standardized average annual total return for other periods of time may, from time to time, also be disclosed.

         Standardized average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

         Standardized average annual total return is calculated using Subaccount unit values which LSW calculates on each Valuation Day based on the performance of the Subaccount's underlying Fund, the deductions for the Mortality and Expense Risk Charge, the deductions for the asset-based Administration Charge and the annualized Policy Fee. For purposes of calculating average annual total return, an average per dollar Annual Policy Fee attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Policy at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the CDSC for any period less than seven years. The standardized average annual total return will then be calculated according to the following formula:

         TR =     ( ( ERV/P) 1/N) - 1

         Where:

         TR = the average annual total return net of Subaccount recurring charges.

         ERV= the ending redeemable value (net of any applicable CDSC) of the hypothetical account at the end of the period.

         P =        a hypothetical initial payment of $1,000.

         N =        the number of years in the period.

         Standardized average annual total return may be calculated either taking into account or not taking into account the impact of the Enhanced Death Benefit Rider.

Other Total Returns

         Nonstandard Subaccount Average Annual Total Return. From time to time, sales literature or advertisements may also quote nonstandardized average annual total returns for the Subaccounts that do not reflect the CDSC. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn, and that the initial investment is assumed to be $10,000 rather than $1,000. Such information will also be set forth in the Prospectus.

         Cumulative Subaccount Total Return. LSW may disclose Cumulative Total Returns in conjunction with the standard formats described above. The Cumulative Total Returns will be calculated using the following formula:

         CTR =      (ERV/P) - 1

         Where:

         CTR = The Cumulative Total Return net of Subaccount recurring charges for the period.

         ERV = The ending redeemable value of the hypothetical investment at the end of the period.

         P =        A hypothetical single payment of $1,000.


         Adjusted Historic Fund Average Annual Total Return. Sales literature or advertisements may quote adjusted average annual total returns for the Funds since their inception reduced by some or all of the fees and charges under the Policy. Such adjusted historic fund performance includes data that precedes the inception dates of the Subaccounts. This data is designed to show the performance that would have resulted if the Policy had been in existence during that time.

         When the standard performance data for the Subaccounts is available, nonstandardized Subaccount and adjusted historic Fund performance data will be disclosed together with the standard performance data for the required periods.

         The Funds have provided the total return information, which includes the adjusted historic Fund average annual total return information used to calculate the adjusted historic fund total returns of the Funds for periods prior to the inception of the Subaccounts. The Alger American Fund, Variable Insurance Products Fund, Variable Insurance Product Fund II, Strong Special Fund II, Inc., and Strong Variable Insurance Funds, Inc. are not affiliated with LSW.

         Such adjusted historic fund average annual total return information for the Funds is set forth in the Prospectus.

Effect of the Annual Policy Fee on Performance Data

         The Policy provides, for all Policies with an Accumulation Value of less than $50,000 on the Date of Issue or any subsequent Policy Anniversary, for a $30 Annual Policy Fee to be deducted annually at the beginning of each Policy Year, from the Subaccounts and the unloaned portion of the Fixed Account based on the proportion that the value of each such account bears to the total Accumulation Value. For purposes of reflecting the Annual Policy Fee in the yield and total return quotations, the Annual Policy Fee is converted into a per-dollar per-day charge. The per-dollar per-day charge has been estimated based on the distribution of LSW's non-variable single premium deferred annuity block of business. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.

                           TAX STATUS OF THE POLICIES

         Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

         Diversification Requirements. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Policies be "adequately diversified" in order for the Policies to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

         Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Policies, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Policies do not give Owners investment control over separate account assets, we reserve the right to modify the Policies as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Policy.

         Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Policy to contain certain provisions specifying how your interest in the Policy will be distributed in the event of the death of an owner of the Policy. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of a owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

         The Non-Qualified Policy contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

         Other rules may apply to Qualified Policies.

                          DISTRIBUTION OF THE POLICIES

        The principal underwriter for the Policies is Equity Services, Inc.,
(ESI). One National Life Drive, Montpelier, Vermont 05604, a wholly-owned subsidiary of National Life Insurance Company, the parent company of LSW. The Policies will be offered on a continuous basis and will be sold by licensed insurance agents in the states where the Policies may lawfully be sold. Such agents will be representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. Broker-dealers other than Equity Services, Inc. will have executed Selling Agreements with Equity Services, Inc. LSW paid no commissions to ESI last year as no Policies were sold.

                          SAFEKEEPING OF ACCOUNT ASSETS

        LSW holds the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from LSW's General Account assets and from the assets in any other separate account.

         Records are maintained of all purchases and redemptions of Fund shares held by each of the Subaccounts.

                                STATE REGULATION

        LSW is subject to regulation and supervision by the Insurance Department of the State of Texas which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. A copy of the Policy form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Policies are sold. LSW is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

                               RECORDS AND REPORTS

        LSW will maintain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Policy Owners semi-annually at the last address known to the Company.

                                  LEGAL MATTERS

         All matters relating to Texas law pertaining to the Policies, including the validity of the Policies and LSW's authority to issue the Policies, have been passed upon by Susan Jennings, General Counsel of LSW. Sutherland, Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the Federal securities laws.

                                     EXPERTS

         The statutory basis financial statements of LSW as of and for the years ended December 31, 1998, 1997 and 1996, which are included in this Statement of Additional Information and in the registration statement, have been audited by PricewaterhouseCoopers LLP, independent auditors, of 2001 Ross Avenue, Suite 1800, Dallas, TX 75201-2997, as set forth in their report included herein, and are included herein in reliance upon such report and upon the authority of such firm as experts in accounting and auditing.

                                OTHER INFORMATION

        A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N.W., Washington, DC 20549.

                              FINANCIAL STATEMENTS

        LSW's statutory basis financial statements as of December 31, 1998, 1997 and 1996, which are included in this Statement of Additional Information, should be considered only as bearing on LSW's ability to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                     PART C


                               OTHER INFORMATION

                         PART C - OTHER INFORMATION


Item 24.         Financial Statements and Exhibits

                 (a)      Financial statements and schedule included in Part B:

                          Independent Auditor's Report.

                                  Balance Sheets (Statutory Basis)
                                  as of December 31, 1998, 1997 and 1996.

                                  Statements of Operations and
                                  Surplus (Statutory Basis) for the years ended December 31, 1998, 1997 and 1996.

                                  Statements of Cash Flow
                                  (Statutory Basis) for the years ended
                                  December 31, 1998, 1997 and 1996.

                                  Notes to Financial Statements.







                 (b)      Exhibits

                          (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant. 1

                          (2)     Not Applicable.

                          (3) Form of Distribution Agreement between the Variable Account/Registrant and Principal Underwriter. 2

                          (4)     (a)      The form of the variable annuity
                                  policy. 2

                                  (b)      Form of Enhanced Death Benefit
                                  Rider.2

                                  (c)      Form of NIMCRUT Endorsement 2

                                  (d)      Form of TDA Endorsement 2

                                  (e)      Form of IRA Endorsement 2

                          (5)     Variable Annuity Application 2

                          (6)     (a)      Articles of Incorporation of
                                  Depositor 1

                                  (b)      By-Laws of Depositor. 1

                          (7)     Not Applicable.

                          (8)     (a)      Form of Amendment to Participation
                                  Agreement by and among Market Street Fund,
                                  Inc., Life Insurance Company of the Southwest and Equity Services, Inc. 2

                                  (b)      Form of Amendment to Participation
                                  Agreement by and among Variable Insurance
                                  Products Fund, Fidelity Distributors
                                  Corporation and Life Insurance Company of the Southwest. 2



                                  (c)      Form of Amendment to Participation
                                  Agreement by and among The Alger American
                                  Fund, Life Insurance Company of the
                                  Southwest and Fred Alger and Company. 2



                                  (d)      Form of Participation
                                  Agreement by and among Life Insurance
                                  Company of the Southwest, LSW Variable
                                  Annuity Account I and Strong Variable
                                  Insurance Funds, Inc., Strong Fund II, Inc., and Strong Funds Distributors, Inc. 2



                                  (e)      Form of Amendment to Participation
                                  Agreement by and among Variable Insurance
                                  Products Fund II, Fidelity Distributors
                                  Corporation and Life Insurance Company of the Southwest. 2



                          (9) Opinion and Consent of Susan J. Jennings, General Counsel of Life Insurance Company of the Southwest.


                          (10)    (a)    Consent of Sutherland, Asbill &
                                         Brennan LLP 3



                                  (b)    Consent of PricewaterhouseCoopers LLP 3





                          (11)    Not Applicable.

                          (12)    Not Applicable.


                          (13)    Performance Advertising Calculation
                                  Schedules. 2



1. Incorporated herein by reference to the N-4 Registration Statement (File No. 333-47363) for LSW Variable Annuity Account I filed March 5, 1998



2. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the N-4 Registration Statement (file No. 333-47363) for LSW Variable Annuity Account I filed July 31, 1998.



3. To be filed by Amendment.

Item 25.  Directors and Officers of the Depositor

Name and Principal Business Address*    Position with Depositor
------------------------------------    -----------------------

Wade H. Mayo                            President, Chief Executive
                                        Officer and Director

Carl J. Lutz                            Senior Vice President and
                                        Director

James A. Mallon                         Chairman of the Board and Director
National Life Drive
Montpelier, Vermont 05604

Karl-Heinz Klaeser                      Director
200 Crescent Court
Suite 300
Dallas, TX 75201

Rodney A. Buck                          Director
National Life Drive
Montpelier, Vermont 05604

Joseph M. Rob                           Director
National Life Drive
Montpelier, Vermont 05604

D. Russell Morgan                       Director
National Life Drive
Montpelier, Vermont 05604

Susan J. Jennings                       Vice President, General Counsel and
                                        Secretary

Micheal F. Goni                         Managing Vice President - Finance


*Unless otherwise indicated, the principal business address is 1300 West Mockingbird Lane, Dallas, Texas 75247-4921.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

          A list of all persons directly or indirectly controlled by or under common control with National Life Insurance Company, the two thirds owner of LSW, is as set forth below:

          National Life Insurance Company owns 100% of Administrative Services, Inc. and National Financial Services, Inc. National Financial Services, Inc. owns 66.667% of LSW National Holdings, Inc.; LSW National Holdings, Inc. owns 100% of Insurance Investors Life Insurance Company; Insurance Investors Life Insurance Company owns 100% of LSW.

          National Life Insurance Company owns 100% of National Life Investment Management Company, Inc. National Life Investment Management Company, Inc. owns 100% of Sentinel Advisors, Inc., Equity Services, Inc. and NL Capital Management, Inc. Equity Services, Inc. owns 100% of Sentinel Administrative Service Corporation. Sentinel Administrative Service Corporation is the majority partner of Sentinel Administrative Service Company and Sentinel Advisors, Inc. is the majority partner of Sentinel Advisors Company.

          National Life Investment Management Company, Inc. is the majority partner of Sentinel Management Company, and Sentinel Financial Services Company. Sentinel Management Company owns 100% of American Guaranty & Trust Company.

          All of National Life Insurance Company, Administrative Services, Inc., National Financial Services, Inc., LSW National Holdings, Inc., National Life Investment Management Company, Inc., NL Capital Management, Inc., Equity Services, Inc., and Sentinel Administrative Service Corporation are corporations organized under the laws of Vermont. Insurance Investors Life Insurance Company is a corporation organized under the laws of Texas.

          Sentinel Advisors, Inc. and American Guaranty & Trust Company are corporations organized under the laws of Delaware.

          Each of Sentinel Management Company, Sentinel Advisors Company, Sentinel Financial Services Company and Sentinel Administrative Service Company is a general partnership formed under Vermont law.

Item 27.  Number of Contract Owners

          As of January 31, 1999, no policies have been sold.

Item 28.  Indemnification

          The By-Laws of Depositor provide, in part in Article 7, as follows:

          7.1  Indemnification.

               (a) The Corporation shall indemnify and hold harmless any officer, director, employee or agent of the Corporation to the fullest extent permitted under Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated, as the same may be amended from time to time. Any repeal or modification of this Section 7.1 or of Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated shall not adversely affect any right of indemnification of any officer, director or employee of the Corporation existing at any time prior to such repeal or modification.
                     Provided, however, that the Corporation shall not be required to indemnify a person in connection with a proceeding initiated by such person, including a counterclaim or crossclaim, unless the proceeding was authorized by the Board of Directors.

               (b) The Corporation may pay or reimburse the reasonable expenses incurred in defending any proceeding in advance of its final disposition if the Corporation has received in advance an undertaking by the person receiving such payment or reimbursement to repay all amounts advanced if it should be ultimately determined that he or she is not entitled to be indemnified under this article or otherwise. The Corporation may require security for any such undertaking.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29  Principal Underwriter

         (a) Equity Services, Inc. (ESI) is the principal underwriter for LSW Variable Annuity Account I, National Life Variable Annuity Account II and National Variable Life Insurance Account.

         (b) The following information is furnished with respect to the officers and directors of ESI:

Name and Principal                      Positions and Offices
Business Address*                       with ESI
-------------------                     --------

Joseph M. Rob                           Chairman, President  & Chief Executive Officer & Director
John M. Grab, Jr.                       Senior Vice President & Chief Financial Officer
Stephen A. Englese                      Vice President - Financial Products
Budd A. Shedaker                        Assistant Vice President - Communications
Gregory D. Teese                        Vice President - Compliance
D. Russell Morgan                       Counsel
Sharon E. Bernard                       Treasurer & Controller
Lisa A. Pettrey                         Secretary
Patrick E. Welch                        Director
Thomas H. MacLeay                       Director
Rodney A. Buck                          Director



*Unless otherwise indicated, principal business address is One National Life Drive, Montpelier, Vermont 05604.

Item 30. Location of Accounts and Records

         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by Life Insurance Company of the Southwest at 1300 West Mockingbird Lane, Dallas, Texas 75247-4921, or One National Life Drive, Montpelier, Vermont 05604.

Item 31. Management Services

         All management contracts are discussed in Part A or Part B.

Item 32  Undertakings

         (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this form promptly upon written or oral request.

         (d) Reliance on No-Action Letter Regarding Section 403(b) Retirement Plan. Life Insurance Company of the Southwest and the
Registrant/Variable Account rely on a no-action letter issued by the Division of Investment Management to the American Council of Life Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be complied with.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, LSW Variable Annuity
Account I, has duly caused this Post Effective Amendment No. 1 to the Registration Statement to be signed on its behalf, in the City of Dallas and the State of Texas, on the 1st day of March, 1999.


                                  LSW VARIABLE ANNUITY ACCOUNT I
                                            (Registrant)



Attest:  By: /s/ SJJ                   /s/ WHM
             ----------------          -------------------------
         Susan J. Jennings             Wade H. Mayo, President &
         Secretary                     Chief Executive Officer
                                       Life Insurance Company of the Southwest




                                  By:  LIFE INSURANCE COMPANY OF THE SOUTHWEST
                                                   (Depositor)



Attest:  By: /s/ SJJ                   /s/ WHM
             ----------------          -------------------------
         Susan J. Jennings             Wade H. Mayo, President &
         Secretary                     Chief Executive Officer


                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.


Signature                            Title                         Date
---------                            -----                         ----

/s/ WHM                                                              3/1/99
------------------           President                             -----------
Wade H. Mayo                 and Chief Executive Officer,
                             and Director

/s/ JAM                                                              3/1/99
------------------           Chairman of the Board and             -----------
James A. Mallon              Director

/s/ MFG                                                             3/1/99
------------------           Managing Vice President - Finance     -----------
Michael F. Goni              (Chief Accounting Officer)

/s/ RAB                                                             2/26/99
------------------           Director                              -----------
Rodney A. Buck

/s/ CJL                                                             3/1/99
------------------           Senior Vice President and Director    -----------
Carl J. Lutz

/s/ JMR                                                             3/1/99
------------------           Director                              -----------
Joseph M. Rob

/s/ DRM                                                             3/1/99
------------------           Director                              -----------
D. Russell Morgan

/s/ WAS                                                             2/26/99
------------------           Director                              -----------
William A. Smith





                                     C-8